As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-62692
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4


                         POST-EFFECTIVE AMENDMENT NO. 8

                      UNDER THE SECURITIES ACT OF 1933                       [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]

                          NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[ X]   on May 1, 2003 pursuant to paragraph (b) of Rule 485


[  ]   60 days after filing pursuant to paragraph (a) of Rule 485


[  ]   on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                                   NATIONWIDE VARIABLE ACCOUNT-4
                                              REFERENCE TO ITEMS REQUIRED BY FORM N-4
N-4 ITEM                                                                                                                     CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.....................................................................................................Cover Page
Item 2.    Definitions.....................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights..........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information...........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts...........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions............................................................................Death Benefits
Item 10.   Purchases and Contract Value....................................................................Operation of the Contract
Item 11.   Redemptions........................................................................................Surrender (Redemption)
Item 12.   Taxes  ........................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.......................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.............................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.....................................................................................................Cover Page
Item 16.   Table of Contents.......................................................................................Table of Contents
Item 17.   General Information and History...........................................................General Information and History
Item 18.   Services.........................................................................................................Services
Item 19.   Purchase of Securities Being Offered.................................................Purchase of Securities Being Offered
Item 20.   Underwriters.................................................................................................Underwriters
Item 21.   Calculation of Performance Information........................................................Calculations of Performance
Item 22.   Annuity Payments.........................................................................................Annuity Payments
Item 23.   Financial Statements.................................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.................................................................................Item 24
Item 25.   Directors and Officers of the Depositor...........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with

                the Depositor or Registrant..................................................................................Item 26
Item 27.   Number of Contract Owners.........................................................................................Item 27
Item 28.   Indemnification...................................................................................................Item 28
Item 29.   Principal Underwriter.............................................................................................Item 29
Item 30.   Location of Accounts and Records..................................................................................Item 30
Item 31.   Management Services...............................................................................................Item 31
Item 32.   Undertakings .....................................................................................................Item 32


                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-4

                   The date of this prospectus is May 1, 2003.

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Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
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The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o    American Century VP Income & Growth Fund: Class III +
o    American Century VP Ultra Fund: Class III +
o    American Century VP Value Fund: Class III +


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2R +
o    VIP Growth Portfolio: Service Class 2R +

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Contrafund(R)Portfolio: Service Class 2R +

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Government Bond Fund: Class III +

o Gartmore GVIT Mid Cap Growth Fund: Class III (formerly, Strong GVIT Mid Cap Growth Fund: Class III) +
o    Gartmore GVIT Money Market Fund II
o Gartmore GVIT Nationwide(R)Fund: Class III (formerly, Gartmore GVIT Total Return Fund: Class III) +
o    GVIT Small Cap Growth Fund: Class III +
o    GVIT Small Cap Value Fund: Class III +
o    GVIT Small Company Fund: Class III +


RYDEX VARIABLE TRUST
o    Arktos Fund
o    Banking Fund

o    Basic Materials Fund
o    Biotechnology Fund
o    Consumer Products Fund
o    Electronics Fund
o    Energy Fund
o    Energy Services Fund
o    Financial Services Fund
o    Health Care Fund
o    Internet Fund
o    Juno Fund
o    Large-Cap Europe Fund
o    Large-Cap Japan Fund
o    Leisure Fund
o    Medius Fund
o    Mekros Fund
o    Nova Fund
o    OTC Fund
o    Precious Metals Fund
o    Real Estate Fund

o    Retailing Fund
o    Sector Rotation Fund
o    Technology Fund
o    Telecommunication Fund
o    Titan 500 Fund
o    Transportation Fund
o    Ursa Fund
o    U.S. Government Bond Fund
o    Utilities Fund
o    Velocity 100 Fund


+ These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

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The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 41.
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For general information or to obtain FREE copies of the:
o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund; or
o    required Nationwide forms,

call:
         1-866-233-3223
     TDD 1-800-238-3035

or write:

         NATIONWIDE LIFE INSURANCE COMPANY
         ONE NATIONWIDE PLAZA, RR1-04-F4
         COLUMBUS, OHIO  43215



The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CHARITABLE REMAINDER TRUST- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

CONTRACT VALUE- The total value of all accumulation units held under the contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLIFIED EMPLOYEE PENSION IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................

CONTRACT EXPENSES.............................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................


CONDENSED FINANCIAL INFORMATION...............................


NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     No CDSC Option
     Death Benefit Options
     Extra Value Option

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................

     Systematic Withdrawals
     Asset Allocation Service


ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs, Simple IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

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                                                 CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                               1
(as a percentage of purchase payments surrendered)......................................................................      7%
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MAXIMUM SHORT-TERM TRADING FEE
(as a percentage of transaction amount).................................................................................      1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                                                     RECURRING CONTRACT EXPENSES
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VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.15%
----------------------------------------------------------------------------------------------------------------------------- ------



-------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;

     (b)  is 10% of contract value; and

(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

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                                      ADDITIONAL CONTRACT OPTIONS AND CONTRACT OWNER SERVICES 1
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NO CDSC OPTION...........................................................................................................     0.20%2
Total Variable Account Charges (including this option only)..............................................................     1.35%
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DEATH BENEFIT OPTIONS
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit.

     HIGHEST ANNIVERSARY DEATH BENEFIT OPTION............................................................................     0.20%
     Total Variable Account Charges (including this option only).........................................................     1.35%

     HIGHEST ANNIVERSARY OR 5% ENHANCED DEATH BENEFIT OPTION.............................................................     0.25%
     Total Variable Account Charges (including this option only).........................................................     1.40%
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3% EXTRA VALUE OPTION....................................................................................................     0.45%3
Total Variable Account Charges (including this option only)..............................................................     1.60%
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ASSET ALLOCATION SERVICE CHARGE                                                                                               0.35%4
Total Variable Account Charges (including this option only).............................................................      1.50%

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The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).


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                                                SUMMARY OF MAXIMUM CONTRACT EXPENSES
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Variable Account Charge (applicable to all contracts)....................................................................     1.15%

No CDSC Option...........................................................................................................     0.20%

Highest Anniversary or 5% Enhanced Death Benefit Option..................................................................     0.25%

3% Extra Value Option....................................................................................................     0.45%

Asset Allocation Service Charge..........................................................................................     0.35%

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.40%
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------------

1 Not all optional benefits and contract owner services are available in every state. Optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

2 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.

3 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.

4 The Asset Allocation Service is available beginning May 19, 2003. Nationwide may charge less than the amount indicated.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

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Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
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(expenses that are deducted from underlying mutual fund assets, including                 0.70%                  1.85%
management fees, distribution (12b-1) fees, and other expenses)

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The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
o    American Century Variable Portfolios, Inc. - American Century VP Ultra
     Fund: Class III
o    American Century Variable Portfolios, Inc. - American Century VP Value
     Fund: Class III
o    Fidelity VIP Equity-Income Portfolio: Service Class 2R
o    Fidelity VIP Growth Portfolio: Service Class 2R
o    Fidelity VIP II Contrafund(R)Portfolio: Service Class 2R
o    GVIT Gartmore GVIT Government Bond Fund: Class III
o    GVIT Gartmore GVIT Mid Cap Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Fund: Class III
o    GVIT GVIT Small Cap Growth Fund: Class III
o    GVIT GVIT Small Cap Value Fund: Class III
o    GVIT GVIT Small Company Fund: Class III


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


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                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
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                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
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Maximum Total Underlying Mutual
Fund Operating Expenses (1.85%)       1,076  1,796   2,595  4,572     446    1,346  2,255   4,572    *     1,346   2,255    4,572
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.70%)        956   1,444   1,955  3,523     326     994   1,685   3,523    *       994   1,685    3,523
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*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:


o    Charitable Remainder Trusts;
o    Individual Retirement Annuities ("IRAs");
o    Investment-only Contracts;
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simple IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs"); and
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.


For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ----------------
                     MINIMUM INITIAL       MINIMUM
     CONTRACT        PURCHASE PAYMENT    SUBSEQUENT
       TYPE                               PAYMENTS
-------------------- ----------------- ----------------
Non-Qualified            $10,000           $1,000
-------------------- ----------------- ----------------
IRA                      $10,000           $1,000
-------------------- ----------------- ----------------
SEP IRA                  $10,000           $1,000
-------------------- ----------------- ----------------
Simple IRA               $10,000           $1,000
-------------------- ----------------- ----------------
Roth IRA                 $10,000           $1,000
-------------------- ----------------- ----------------
Tax Sheltered            $10,000           $1,000
Annuity
-------------------- ----------------- ----------------
Investment-only          $10,000           $1,000
-------------------- ----------------- ----------------
Charitable               $10,000           $1,000
Remainder Trust
-------------------- ----------------- ----------------

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Change ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account (see "No CDSC Option").

Two optional death benefits are available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option (see "Death Benefit Payment").

An Extra Value Option is available under the contract at the time of application to applicants who are not purchasing this contract in conjunction with the surrender of any other annuity issued by Nationwide or its affiliates. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").


Beginning May 19, 2003, an Asset Allocation Service is available to contract owners at any time. Once the Asset Allocation Service is elected, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account until the contract owner instructs Nationwide to discontinue use of this service.


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract

(1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

10 DAY FREE LOOK

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.

For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are Investment-only Contracts owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the contract owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the contract owner's entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs.

Simple IRA can only receive rollover distributions from another Simple IRA.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;
o    top-heavy contribution rules;
o    nondiscriminatory allocation rules; and
o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 70 1/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:
----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

IF THE CONTRACT OWNER ELECTS THE NO CDSC OPTION AT THE TIME OF APPLICATION, NO CDSC WILL BE ASSESSED ON SURRENDERS.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.


For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.


If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will cease and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

NO CDSC OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations.")

The No CDSC Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)  the spouses must be co-annuitants;

(3) both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  the spouses must each be named as beneficiaries;

(5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

IN ADDITION, BOTH DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or


(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.


Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant MAY NOT exercise the rights described in this provision.

EXTRA VALUE OPTION

--------------------------------------------------------------------------------
THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL STATES.
APPLICANTS SHOULD BE AWARE OF THE FOLLOWING PRIOR TO ELECTING
THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED;

5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD; AND

6. THE EXTRA VALUE OPTION IS NOT AVAILABLE TO CONTRACT OWNERS WHO HAVE PURCHASED THIS CONTRACT IN CONJUNCTION WITH THE SURRENDER OF ANY OTHER ANNUITY OR LIFE INSURANCE POLICY ISSUED BY NATIONWIDE OR ITS AFFILIATES.

--------------------------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

                              7.97% RATE OF RETURN

--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                 (1.15% TOTAL CHARGES)  VALUE OPTION (1.60%
                                           TOTAL CHARGES)
--------------------------------------------------------------
       0               $100,000               $103,000
--------------------------------------------------------------
       1               $106,725               $109,464
--------------------------------------------------------------
       2               $113,903               $116,334
--------------------------------------------------------------
       3               $121,564               $123,635
--------------------------------------------------------------
       4               $129,740               $131,394
--------------------------------------------------------------
       5               $138,465               $139,639
--------------------------------------------------------------
       6               $147,778               $148,403
--------------------------------------------------------------
       7               $157,716               $157,716
--------------------------------------------------------------
       8               $168,323               $168,323
--------------------------------------------------------------
       9               $179,644               $179,644
--------------------------------------------------------------
       10              $191,726               $191,726
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

----------------------- -----------------------------------
 Contract Years          (Extra Value Amount) Percentage
                         of First Year Purchase Payments
-----------------------------------------------------------
       1 and 2                          3%
-----------------------------------------------------------
      3, 4 and 5                        2%
-----------------------------------------------------------
       6 and 7                          1%
-----------------------------------------------------------
     After year 7                       0%
-----------------------------------------------------------

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE AFTER THE 7TH CONTRACT ANNIVERSARY OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ---------------- -----------------
                              MINIMUM          MINIMUM
        CONTRACT              INITIAL         SUBSEQUENT
          TYPE               PURCHASE          PAYMENTS
                              PAYMENT
------------------------- ---------------- -----------------
Non-Qualified                $10,000            $1,000
------------------------- ---------------- -----------------
IRA                          $10,000            $1,000
------------------------- ---------------- -----------------
SEP IRAs                     $10,000            $1,000
------------------------- ---------------- -----------------
Simple IRAs                  $10,000            $1,000
------------------------- ---------------- -----------------
Roth IRA                     $10,000            $1,000
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000            $1,000
------------------------- ---------------- -----------------
Investment -only             $10,000            $1,000
------------------------- ---------------- -----------------
Charitable Remainder         $10,000            $1,000
Trust
------------------------- ---------------- -----------------

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the daily net assets of the variable account, depending on which contract features the contract owner chose.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS PRIOR TO ANNUITIZATION

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

RIGHT TO REVOKE

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.


If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)  the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) amounts required to meet minimum distribution requirements under the Internal Revenue Code, or


(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2through age 61             7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").


ASSET ALLOCATION SERVICE

Effective May 19, 2003, an Asset Allocation Service is available to contract owners.

The Asset Allocation Service allows contract owners, in consultation with their investment professionals, to utilize the services of independent third parties in making allocation and reallocation decisions among the sub-accounts in accordance with certain active asset allocation models. Such models may be intended to take advantage of sub-accounts corresponding to underlying mutual funds offered through the Rydex Variable Trust, which are designed to accommodate active asset allocation strategies.

A contract owner electing the Asset Allocation Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by third parties.

Nationwide neither endorses nor guarantees any such independent third party, investment model, or strategy. Contract owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss. Nationwide is not affiliated with any third party that may be authorized to direct allocations under the Asset Allocation Service.

The contract owner may elect the Asset Allocation Service at any time on or after May 19, 2003. Once the Asset Allocation Service is elected, participation will continue until the contract owner instructs Nationwide in writing to discontinue the service. While the program is in effect, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account.

The contract owner may discontinue the Asset Allocation Service at any time. Discontinuation of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the discontinuation instruction. After the service is discontinued, the contract's assets will remain as allocated on the date the service is discontinued and the charge associated with the service will no longer be assessed.

Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon 30 days written notice to contract owners. Termination of the Asset Allocation Service will not effect any services already in effect.


ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

o the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70 1/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date.

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two optional death benefits available under the contract at the time of application (not all death benefit options may be available in all states). IF NO OPTIONAL DEATH BENEFIT IS ELECTED AT THE TIME OF APPLICATION, THE DEATH BENEFIT WILL EQUAL THE CONTRACT VALUE.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

HIGHEST ANNIVERSARY DEATH BENEFIT OPTION

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

HIGHEST ANNIVERSARY OR 5% DEATH ENHANCED BENEFIT OPTION

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and


     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.


The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.


Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);


o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary; or


o made to the contract owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982 applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide

Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund II. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund II's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund II generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.05% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.



Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.15%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.



                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Date Fund
                                                                          10 years or Date Fund      Added to
                                           1 Year to      5 Years to      Available in Variable      Variable
          Sub-Account Options              12/31/02        12/31/02        Account to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth             N/A             N/A              -23.21%             05/01/02
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class           N/A             N/A              -25.67%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class           N/A             N/A              -19.34%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service            N/A             N/A              -23.54%             05/01/02
Class 2 R
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2           N/A             N/A              -30.39%             05/01/02
R
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service           N/A             N/A              -19.38%             05/01/02
Class 2 R
-----------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:             N/A             N/A                0.86%             05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:              N/A             N/A              -33.89%             05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -7.57%             N/A               -5.61%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class            N/A             N/A              -24.34%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III           N/A             N/A              -32.86%             05/01/02
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III            N/A             N/A              -33.34%             05/01/02
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III              N/A             N/A              -26.70%             05/01/02
-----------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  24.81%             N/A              -11.70%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -8.92%             N/A               -4.44%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -19.82%             N/A               -8.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -49.52%             N/A              -34.51%             10/02/02
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                      -11.49%             N/A               -6.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -52.13%             N/A              -26.72%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -20.51%             N/A              -14.27%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -19.21%             N/A                2.85%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -21.96%             N/A              -14.47%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -27.62%             N/A              -23.41%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -47.69%             N/A              -21.89%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -34.04%             N/A              -22.01%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -22.97%             N/A              -27.65%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -21.65%             N/A               -6.36%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -30.47%             N/A              -11.17%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -40.50%             N/A              -19.79%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -40.75%             N/A              -27.44%             10/02/01
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -43.60%             N/A              -19.40%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         36.30%             N/A               22.70%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -9.23%             N/A               -3.42%             10/02/01
-----------------------------------------------------------------------------------------------------------------



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Date Fund
                                                                          10 years or Date Fund      Added to
                                           1 Year to      5 Years to      Available in Variable      Variable
          Sub-Account Options              12/31/02        12/31/02        Account to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -28.17%             N/A              -11.81%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -28.13%             05/01/02
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -43.84%             N/A              -20.43%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -44.27%             N/A              -35.89%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -50.12%             N/A              -35.07%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -18.85%             N/A               -1.07%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    12.85%             N/A                2.01%             10/02/01
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                     9.86%             N/A                5.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -38.11%             N/A              -35.21%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -71.49%             N/A              -48.58%             10/02/01
-----------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC
-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         -25.18%          -1.90%               -0.27%             10/30/97
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class       -28.35%             N/A              -20.36%             05/01/01
III
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class       -18.97%           2.21%                7.08%             05/01/96
III
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service        -23.18%          -1.57%                8.42%             10/31/86
Class 2 R
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2       -35.25%          -2.23%                7.09%             10/31/86
R
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service       -16.20%           1.84%               10.87%             01/03/95
Class 2 R
-----------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:           3.41%           5.68%                6.13%             11/08/82
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:          -41.33%          -6.26%               -5.55%             11/03/97
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -6.72%             N/A               -4.74%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class        -23.29%          -3.70%                6.25%             11/08/82
III
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III       -38.23%             N/A               -1.65%             05/03/99
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III        -32.23%           3.55%                3.22%             11/01/97
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III          -23.25%           2.42%                8.97%             10/31/95
-----------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  26.01%             N/A               28.36%             05/21/01
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -8.09%             N/A               -4.36%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -19.09%             N/A              -13.54%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -49.06%             N/A              -33.81%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                      -10.69%             N/A               -5.96%             05/29/01
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -51.69%             N/A              -47.68%             08/03/01
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -19.79%             N/A              -21.56%             05/29/01
-----------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -18.47%             N/A              -27.84%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -21.25%             N/A              -17.55%             07/20/01
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -26.96%             N/A              -20.88%             06/19/01
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -47.21%             N/A              -49.39%             05/24/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -33.44%             N/A              -20.61%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -22.26%             N/A              -26.02%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -20.94%             N/A              -29.10%             05/22/01
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -29.84%             N/A               -8.68%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -39.96%             N/A              -18.27%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -40.21%         -10.40%               -5.99%             05/07/97
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -43.09%          -3.60%               -2.08%             05/07/97
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         37.61%          -0.88%               -6.83%             05/29/97
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -8.40%             N/A               -3.17%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -27.51%             N/A              -18.37%             07/23/01
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -27.69%             05/01/02
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -43.32%             N/A              -40.30%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -43.76%             N/A              -37.57%             07/27/01
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -49.66%             N/A              -33.25%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -18.11%             N/A              -13.25%             06/11/01
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    13.94%          -0.22%               -2.72%             06/09/97
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    10.96%           3.41%                5.18%             08/18/97
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -37.55%             N/A              -37.48%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -71.23%             N/A              -47.53%             10/01/01
-----------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         -20.30%          -1.37%                0.08%             10/30/97
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class       -23.71%             N/A              -17.79%             05/01/01
III
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class       -13.63%           2.70%                7.17%             05/01/96
III
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service        -18.15%          -1.03%                8.42%             10/31/86
Class 2 R
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2       -31.13%          -1.70%                7.09%             10/31/86
R
-----------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service       -10.64%           2.34%               10.87%             01/03/95
Class 2 R
-----------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:           9.71%           6.11%                6.13%             11/08/82
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:          -37.66%          -5.77%               -5.23%             11/03/97
Class III
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -0.45%             N/A               -0.41%             10/02/01
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class        -18.27%          -3.19%                6.25%             11/08/82
III
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III       -34.34%             N/A               -0.66%             05/03/99
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III        -27.89%           4.01%                3.52%             11/01/97
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III          -18.22%           2.91%                8.97%             10/31/95
-----------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  32.31%             N/A               31.21%             05/21/01
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -1.92%             N/A               -1.12%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -13.75%             N/A              -10.67%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -45.98%             N/A              -31.80%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       -4.72%             N/A               -2.63%             05/29/01
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -48.81%             N/A              -45.91%             08/03/01
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -14.50%             N/A              -18.91%             05/29/01
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -13.09%             N/A              -25.57%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -16.08%             N/A              -14.42%             07/20/01
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -22.21%             N/A              -18.08%             06/19/01
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -43.99%             N/A              -47.99%             05/24/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -29.18%             N/A              -17.11%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -17.16%             N/A              -22.80%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -15.74%             N/A              -26.80%             05/22/01
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -25.31%             N/A               -4.56%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -36.19%             N/A              -14.65%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -36.47%          -9.95%               -5.70%             05/07/97
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -39.56%          -3.08%               -1.77%             05/07/97
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         43.91%          -0.33%               -6.54%             05/29/97
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -2.25%             N/A                1.16%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -22.81%             N/A              -15.26%             07/23/01
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -23.00%             05/01/02
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -39.81%             N/A              -38.57%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -40.28%             N/A              -35.35%             07/27/01
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -46.63%             N/A              -30.42%             10/01/01
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -12.70%             N/A              -10.17%             06/11/01
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    20.24%           0.32%               -2.41%             06/09/97
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    17.26%           3.88%                5.45%             08/18/97
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -33.60%             N/A              -35.63%             05/02/01
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -69.82%             N/A              -45.46%             10/01/01
-----------------------------------------------------------------------------------------------------------------




The Rydex Variable Trust - Juno Fund was added to the variable account effective May 1, 2003. Therefore, no sub-account performance is available.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements..........................................................80

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company s; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

RYDEX VARIABLE TRUST - ARKTOS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match investment performance of the current benchmark, NASDAQ 100 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - BANKING FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - BASIC MATERIALS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - BIOTECHNOLOGY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.79%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - CONSUMER PRODUCTS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




RYDEX VARIABLE TRUST - ELECTRONICS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - ENERGY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - ENERGY SERVICES FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - FINANCIAL SERVICES FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - HEALTH CARE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - INTERNET FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - JUNO FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that inversely correlate to movements of the Fund's current benchmark, the Long Treasury Bond.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.75%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.


RYDEX VARIABLE TRUST - LARGE-CAP EUROPE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correlate to performance of the Fund's current benchmark, the Dow Jones Stoxx 505M Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------





RYDEX VARIABLE TRUST - LARGE-CAP JAPAN FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correlate to performance of the Fund's current benchmark, the Topix 100 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - LEISURE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - MEDIUS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correlate to performance of the Fund's current benchmark, the S&P MidCap 400 Index(TM).
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - MEKROS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correlate to performance of current benchmark, the Russell
                                                 2000(R) Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - NOVA FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that match the Fund's current benchmark, 150% of the performance of the S7P 500 Index on a daily basis.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - OTC FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correspond to the Fund's current benchmark, the NASDAQ 100
                                                 Index(TM).
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - PRECIOUS METALS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - REAL ESTATE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




RYDEX VARIABLE TRUST - RETAILING FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - SECTOR ROTATION FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - TECHNOLOGY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - TELECOMMUNICATION FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - TITAN 500 FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that will match performance of the Fund's current benchmark,
                                                 200% of the performance of the S&P 500 Index on a daily basis.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - TRANSPORTATION FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - U.S. GOVERNMENT BOND FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correspond with the Fund's current benchmark, 120% of the price movement of the Ling Treasury Bond.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - URSA FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that will inversely correlate to the performance of the S&P 500
                                                 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.79%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




RYDEX VARIABLE TRUST - UTILITIES FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - VELOCITY 100 FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that will match the performance of the Fund's benchmark, 200%
                                                 of the performance of the NASDAQ 100 Index(TM).
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.77%
Annual Operating Expenses:

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2002 (the maximum variable account charge of 2.05%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                   CALLING: 1-866-233-3223, TDD 1-800-238-3035

                   WRITING: Nationwide Life Insurance Company
                            One Nationwide Plaza, RR1-04-F4
                            Columbus, Ohio 43215
--------------------------------------------------------------------------------

              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.15%)

(VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century             10.000000            8.231800            -17.68%                27,149         2002
Variable Portfolios,
Inc. - American
Century VP Income &
Growth Fund: Class III
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
American Century             10.000000            7.965593            -20.34%                20,383         2002
Variable Portfolios,
Inc. - American
Century VP Ultra Fund:
Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
American Century             10.000000            8.650683            -13.49%                25,164         2002
Variable Portfolios,
Inc. - American
Century VP Value Fund:
Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable            10.000000            8.196128            -18.04%                 5,085         2002
Insurance Products
Fund - VIP Equity
Income Portfolio:
Service Class 2R - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable            10.000000            7.454945            -25.45%                10,092         2002
Insurance Products
Fund - VIP Growth
Portfolio: Service
Class 2R - Q/NQ
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable            10.000000            8.646375            -13.54%                25,529         2002
Insurance Products
Fund - VIP II
Contrafund(R) Portfolio:
Service Class 2R - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           10.000000           10.781715              7.82%                68,307         2002
Government Bond Fund:
Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid       10.000000             7.07665            -29.23%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT            9.994345            9.948560             -0.46%             4,085,164         2002
Money Market Fund II*        10.000000            9.994345             -0.06%               530,488         2001
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           10.000000            8.109700            -18.90%                 4,433         2002
Nationwide Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap          10.000000            7.188029            -28.12%                     0         2002
Growth Fund: Class III
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap          10.000000            7.135827            -28.64%                 2,986         2002
Value Fund: Class III
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small              10.000000            7.854705            -21.45%                 4,672         2002
Company Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        6.916610            9.151251             32.31%               175,961         2002
Arktos Fund - Q/NQ           10.000000            6.916610            -30.83%                     0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.302548           10.104478             -1.92%                25,905         2002
Banking Fund - Q/NQ          10.000000           10.302548              3.03%                 8,875         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.135186            9.603806            -13.75%                10,189         2002
Basic Materials Fund -       10.000000           11.135186             11.35%                     0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------


*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.84%.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.436499             6.177872             -45.98%              19,412          2002
Biotechnology Fund -         10.000000            11.436499              14.36%               1,266          2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.355991             9.867686              -4.72%              29,763          2002
Consumer Products Fund       10.000000            10.355991               3.56%                   0          2001
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       14.145323             7.241171             -48.81%              10,979          2002
Electronics Fund - Q/NQ      10.000000            14.145323              41.45%               1,725          2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.313664             8.817860             -14.50%             101,152          2002
Energy Fund - Q/NQ           10.000000            10.313664               3.14%                   0          2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       12.680697            11.021212             -13.09%              24,076          2002
Energy Services Fund -       10.000000            12.680697              26.81%               1,613          2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.475591             8.791528             -16.08%               19.453         2002
Financial Services Fund      10.000000            10.475591               4.76%                    0         2001
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        9.839345             7.653601             -22.21%               32,347         2002
Health Care Fund - Q/NQ      10.000000             9.839345              -1.61%                    0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       14.006514             7.844840             -43.99%               13,965         2002
Internet Fund - Q/NQ         10.000000            14.006514              40.07%                    0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.057089             7.830613             -29.18%               50,746         2002
Large-Cap Europe Fund -      10.000000            11.057089              10.57%                    0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        8.601313             7.125000             -17.16%               14,312         2002
Large-Cap Japan Fund -       10.000000             8.601313            -13.99%                    0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        11.690551             9.850335            -15.74%                7,431         2002
Leisure Fund - Q/NQ
                              10.000000            11.690551             16.91%                    0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       12.344390             9.220137             -25.31%               47,753         2002
Medius Fund - Q/NQ           10.000000            12.344390              23.44%                  488         2001

---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       12.712705             8.111826             -36.19%              872,144         2002
Mekros Fund - Q/NQ           10.000000            12.712705              27.13%              590,486         2001

---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.256940             7.152002             -36.47%             113,589         2002
Nova Fund - Q/NQ             10.000000            11.256940              12.57%               4,063         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       13.502288             8.161230             -39.56%              26,362         2002
OTC Fund - Q/NQ              10.000000            13.502288              35.02%               4,801         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        9.447667            13.596420              43.91%             210,896         2002
Precious Metals Fund -       10.000000             9.447667              -5.52%               4,868         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.467730            10.231690              -2.25%              29,915         2002
Real Estate Fund - Q/NQ      10.000000            10.467730               4.68%               4,763         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.835742             9.135884             -22.81%               1,813         2002
Retailing Fund - Q/NQ        10.000000            11.835742              18.36%                   0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.000000             7.700099             -23.00%             148,681         2002
Sector Rotation Fund -
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       13.340880             8.029639           -39.81%                56,326         2002
Technology Fund - Q/NQ       10.000000            13.340880            33.41%                 2,627         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       10.248649             6.120431           -40.28%                73,126         2002
Telecommunication Fund       10.000000            10.248649            2.49%                      0         2001
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       11.652985             6.219418           -46.63%                78,909         2002
Titan 500 Fund - Q/NQ        10.000000            11.652985           16.53%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       12.056821            10.525863           -12.70%                10,560         2002
Transportation Fund -        10.000000            12.056821            20.57%                     0         2001
Q/NQ

---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        9.076802            10.914391            20.24%               132,236         2002
Ursa Fund - Q/NQ             10.000000             9.076802            -9.23%                   625         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        9.660145            11.324252           17.23%                100,664         2002
U.S. Government Bond         10.000000             9.660145           -3.40%                      0         2001
Fund - Q/NQ
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -        9.341214            6.202486            -33.60%               223,472         2002
Utilities Fund - Q/NQ        10.000000            9.341214             -6.59%                     0         2001

---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -       15.353386            4.634022            -69.82%               133,785         2002
Velocity 100 Fund - Q/NQ     10.000000           15.353386             53.53%                     0         2001

---------------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 2.05%) (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century               10.000000            8.181514           -18.18%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
American Century               10.000000            7.916933           -20.83%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
American Century               10.000000            8.597855           -14.02%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable              10.000000            8.146069           -18.54%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2 R - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable              10.000000            7.409391           -25.91%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2 R - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable              10.000000            8.593584           -14.06%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2 R - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT             10.000000           10.716022            7.16%                      0         2002
Government Bond Fund:
Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid         10.000000            7.033332           -29.67%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              9.971831            9.835776           -1.36%                      0         2002
Money Market Fund II* -        10.000000            9.971831           -0.28%                      0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT             10.000000            8.060157          -19.40%                      0         2002
Nationwide Fund: Class
III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap            10.000000            7.144080          -28.56%                      0         2002
Growth Fund: Class III
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap            10.000000            7.092205          -29.08%                      0         2002
Value Fund: Class III -
Q/NQ
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company        10.000000            7.806722          -21.93%                      0         2002
Fund: Class III - Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          6.900942            9.047512           31.11%                      0         2002
Arktos Fund - Q/NQ             10.000000            6.900942          -30.99%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.279338            9.989831           -2.82%                      0         2002
Banking Fund - Q/NQ            10.000000           10.279338            2.79%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.110114            9.494809          -14.54%                      0         2002
Basic Materials Fund -         10.000000           11.110114           11.10%                      0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.410792            6.107622          -46.48%                      0         2002
Biotechnology Fund -           10.000000           11.410792           14.11%                      0         2001
Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.332657            9.755766           -5.58%                      0         2002
Consumer Products Fund         10.000000           10.332657            3.33%                      0         2001
- Q/NQ
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         14.113570            7.158895          -49.28%                      0         2002
Electronics Fund - Q/NQ        10.000000           14.113570           41.14%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.290416            8.717756          -15.28%                      0         2002
Energy Fund - Q/NQ             10.000000           10.290416            2.90%                      0         2001
---------------------------------------------------------------------------------------------------------------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.74%.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         12.652183           10.896183          -13.88%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.652183           26.52%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.452009            8.691734          -16.84%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.452009            4.52%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          9.817179            7.566705          -22.92%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.817179           -1.83%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         13.975105            7.755737          -44.50%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.975105           39.75%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.032176            7.741670          -29.83%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.032176           10.32%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          8.581856            7.044023          -17.92%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.581856          -14.18%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.664237            9.738552          -16.51%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.664237           16.64%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         12.316652            9.115436          -25.99%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.316652           23.17%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         12.684139            8.019657          -36.77%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.684139           26.84%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.231601            7.070721          -37.05%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.231601           12.32%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         13.471983            8.068541          -40.11%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.471983           34.72%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          9.426342           13.442379           42.60%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.426342           -5.74%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.444161           10.115673           -3.15%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.444161            4.44%                      0         2001
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.809109            9.032146          -23.52%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.809109           18.09%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.000000            7.653046          -23.47%                      0         2002
Sector Rotation Fund -
Q/NQ

Rydex Variable Trust -         13.310918            7.938433          -40.36%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.310918           33.11%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         10.225573            6.050853          -40.83%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.225573            2.26%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         11.626765            6.148680          -47.12%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.626765           16.27%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         12.029716           10.406398          -13.49%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.029716           20.30%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          9.056328           10.790746           19.15%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.056328           -9.44%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          9.638384           11.195869           16.16%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.638384           -3.62%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -          9.320129            6.132052          -34.21%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.320129           -6.80%                      0         2001
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -         15.318930            4.581203          -70.09%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.318930           53.19%                      0         2001
---------------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-233-3223, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE

     General Information and History...........................................1
     Services..................................................................1
     Purchase of Securities Being Offered......................................2
     Underwriters..............................................................2
     Calculations of Performance...............................................2
     Annuity Payments..........................................................3
     Condensed Financial Information...........................................3
     Financial Statements.....................................................80


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account - 4 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund II, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund II effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. The GVIT Gartmore GVIT Money Market Fund II's seven-day current unit value yield and seven-day effective yield, for the maximum number of options available as December 31, 2002 (2.05%), was -1.75% and -1.74% respectively.


The GVIT Gartmore GVIT Money Market Fund II yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund II determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT Gartmore GVIT Money Market Fund II's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund II is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.05% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.15%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.


CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2002. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.15%) (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century             10.000000            8.231800            -17.68%                27,149         2002
Variable Portfolios,
Inc. - American
Century VP Income &
Growth Fund: Class III
- Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century             10.000000            7.965593            -20.34%                20,383         2002
Variable Portfolios,
Inc. - American
Century VP Ultra Fund:
Class III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century             10.000000            8.650683            -13.49%                25,164         2002
Variable Portfolios,
Inc. - American
Century VP Value Fund:
Class III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable            10.000000            8.196128            -18.04%                 5,085         2002
Insurance Products
Fund - VIP Equity
Income Portfolio:
Service Class 2R - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable            10.000000            7.454945            -25.45%                10,092         2002
Insurance Products
Fund - VIP Growth
Portfolio: Service
Class 2R - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable            10.000000            8.646375            -13.54%                25,529         2002
Insurance Products
Fund - VIP II
Contrafund(R) Portfolio:
Service Class 2R - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT           10.000000           10.781715             7.82%                 68,307         2002
Government Bond Fund:
Class III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid       10.000000             7.07665            -29.23%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            9.994345            9.948560           -0.46%               4,085,164         2002
Money Market Fund II*
- Q/NQ
                             10.000000            9.994345           -0.06%                 530,488         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT           10.000000            8.109700          -18.90%                   4,433         2002
Nationwide Fund: Class
III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap          10.000000            7.188029          -28.12%                       0         2002
Growth Fund: Class III
- Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap          10.000000            7.135827          -28.64%                   2,986         2002
Value Fund: Class III
- Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small              10.000000            7.854705          -21.45%                   4,672         2002
Company Fund: Class
III - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        6.916610            9.151251           32.31%                 175,961         2002
Arktos Fund - Q/NQ
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                             10.000000            6.916610          -30.83%                       0         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       10.302548           10.104478           -1.92%                  25,905         2002
Banking Fund - Q/NQ
                             10.000000           10.302548            3.03%                   8,875         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       11.135186            9.603806          -13.75%                  10,189         2002
Basic Materials Fund -
Q/NQ
                             10.000000           11.135186           11.35%                       0         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       11.436499            6.177872          -45.98%                  19,412         2002
Biotechnology Fund -
Q/NQ
                             10.000000           11.436499           14.36%                   1,266         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       10.355991            9.867686           -4.72%                  29,763         2002
Consumer Products Fund
- Q/NQ
                             10.000000           10.355991            3.56%                       0         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       14.145323            7.241171          -48.81%                  10,979         2002
Electronics Fund - Q/NQ
                             10.000000           14.145323           41.45%                   1,725         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       10.313664            8.817860          -14.50%                 101,152         2002
Energy Fund - Q/NQ
                             10.000000           10.313664            3.14%                       0         2001
------------------------ ------------------- ------------------- ------------------- ------------------- ------------




*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.84%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -       12.680697           11.021212           -13.09%                 24,076          2002
Energy Services Fund -
Q/NQ
                             10.000000           12.680697            26.81%                  1,613          2001
------------------------ ------------------- ------------------- -------------------- ------------------ -------------
Rydex Variable Trust -        10.475591            8.791528             -16.08%               19.453         2002
Financial Services Fund
- Q/NQ
                              10.000000           10.475591               4.76%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -         9.839345            7.653601             -22.21%               32,347         2002
Health Care Fund - Q/NQ
                              10.000000            9.839345              -1.61%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        14.006514            7.844840             -43.99%               13,965         2002
Internet Fund - Q/NQ
                              10.000000           14.006514              40.07%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        11.057089            7.830613             -29.18%               50,746         2002
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
                              10.000000           11.057089              10.57%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -         8.601313            7.125000             -17.16%               14,312         2002
Large-Cap Japan Fund -
Q/NQ
                              10.000000            8.601313             -13.99%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        11.690551            9.850335             -15.74%                7,431         2002
Leisure Fund - Q/NQ
                              10.000000           11.690551              16.91%                    0         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        12.344390            9.220137             -25.31%               47,753         2002
Medius Fund - Q/NQ
                              10.000000           12.344390              23.44%                  488         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        12.712705            8.111826             -36.19%              872,144         2002
Mekros Fund - Q/NQ
                              10.000000           12.712705              27.13%              590,486         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        11.256940            7.152002             -36.47%              113,589         2002
Nova Fund - Q/NQ
                              10.000000           11.256940              12.57%                4,063         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        13.502288            8.161230             -39.56%               26,362         2002
OTC Fund - Q/NQ
                              10.000000           13.502288              35.02%                4,801         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -         9.447667           13.596420              43.91%              210,896         2002
Precious Metals Fund -
Q/NQ
                              10.000000            9.447667              -5.52%                4,868         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------
Rydex Variable Trust -        10.467730           10.231690              -2.25%               29,915         2002
Real Estate Fund - Q/NQ
                              10.000000           10.467730               4.68%                4,763         2001
------------------------- ------------------ ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        11.835742             9.135884            -22.81%                1,813         2002
Retailing Fund - Q/NQ
                              10.000000            11.835742             18.36%                    0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        10.000000             7.700099            -23.00%              148,681         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        13.340880             8.029639          -39.81%                 56,326         2002
Technology Fund - Q/NQ
                              10.000000            13.340880           33.41%                  2,627         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        10.248649             6.120431          -40.28%                 73,126         2002
Telecommunication Fund
- Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            10.248649            2.49%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        11.652985             6.219418          -46.63%                 78,909         2002
Titan 500 Fund - Q/NQ
                              10.000000            11.652985           16.53%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        12.056821            10.525863          -12.70%                 10,560         2002
Transportation Fund -
Q/NQ
                              10.000000            12.056821           20.57%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.076802            10.914391           20.24%                132,236         2002
Ursa Fund - Q/NQ
                              10.000000             9.076802           -9.23%                    625         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.660145            11.324252           17.23%                100,664         2002
U.S. Government Bond
Fund - Q/NQ
                              10.000000             9.660145           -3.40%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.341214             6.202486          -33.60%                223,472         2002
Utilities Fund - Q/NQ
                              10.000000             9.341214           -6.59%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        15.353386             4.634022          -69.82%                133,785         2002
Velocity 100 Fund - Q/NQ
                              10.000000            15.353386           53.53%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.20%) (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.229003           -17.71%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.962889           -20.37%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.647758           -13.52%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.193360           -18.07%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.452418           -25.48%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.643442           -13.57%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.778063            7.78%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.074203           -29.26%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.993098            9.942286           -0.51%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.993098           -0.07%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.106942          -18.93%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.185584          -28.14%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.133418          -28.67%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.852047          -21.48%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.915740            9.145476           32.24%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.915740          -30.84%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.301262           10.098089           -1.97%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.301262            3.01%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.133802            9.597751          -13.80%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.133802           11.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.435076            6.173957          -46.01%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.435076           14.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.354697            9.861457           -4.76%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.354697            3.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.143560            7.236599          -48.83%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.143560           41.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.312378            8.812284          -14.55%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.312378            3.12%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.89%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.679114           11.014255          -13.13%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.679114           26.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.474289            8.785979          -16.12%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.474289            4.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.838115            7.648763          -22.25%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.838115           -1.62%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.004781            7.839886          -44.02%                      0         2002
Internet Fund - Q/NQ
                               10.000000           14.004781           40.05%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.055704            7.825669          -29.22%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.055704           10.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.600236            7.120500          -17.21%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.600236          -14.00%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.689097            9.844112          -15.78%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.689097           16.89%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.342853            9.214308          -25.35%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.342853           23.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.711127            8.106701          -36.22%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.711127           27.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.255540            7.147496          -36.50%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.255540           12.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.500614            8.156079          -39.59%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.500614           35.01%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.446489           13.587867           43.84%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.446489           -5.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.466426           10.225233           -2.30%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.466426            4.66%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.834271            9.130118          -22.85%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.834271           18.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.697476          -23.03%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.339219            8.024570          -39.84%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.339219           33.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.247367            6.116560          -40.31%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.247367            2.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.651537            6.215489          -46.66%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.651537           16.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.055317           10.519220          -12.74%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.055317           20.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.075665           10.907506           20.18%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.075665           -9.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.658940           11.317110           17.17%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.658940           -3.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.340047            6.198571          -33.63%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.340047           -6.60%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.351479            4.631093          -69.83%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.351479           53.51%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.25%) (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.226223           -17.74%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.960191           -20.40%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.644824           -13.55%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.190574           -18.09%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.449889           -25.50%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.640522           -13.59%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.774424            7.74%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.071808           -29.28%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.991851            9.936016           -0.56%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.991851           -0.08%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.104202          -18.96%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.183147          -28.17%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.131002          -28.69%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.849387          -21.51%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.914874            9.139719           32.17%                      0         2002
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.299976           10.091718           -2.02%                      0         2002
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.299976            3.00%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.132414            9.591687          -13.84%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.132414           11.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.433644            6.170048          -46.04%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.433644           14.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.353404            9.855234           -4.81%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.353404            3.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.141801            7.232014          -48.86%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.141801           41.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.311092            8.806723          -14.59%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.311092            3.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.94%


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.677534           11.007299          -13.17%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.677534           26.78%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.472978            8.780425          -16.16%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.472978            4.73%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.836891            7.643936          -22.29%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.863891           -1.63%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.003039            7.834939          -44.05%                      0         2002
Internet Fund - Q/NQ
                               10.000000           14.003039           40.03%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.054331            7.820722          -29.25%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.054331           10.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.599156            7.115991          -17.25%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.599156          -14.01%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.687635            9.837900          -15.83%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.687635           16.88%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.341322            9.208483          -25.38%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.341322           23.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.709544            8.101579          -36.26%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.709544           27.10%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.254133            7.142969          -36.53%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.254133           12.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.498930            8.150916          -39.62%                      0         2002
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.498930           34.99%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.445307           13.579297           43.77%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.445307           -5.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.465120           10.218789           -2.35%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.465120            4.65%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.832793            9.124349          -22.89%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.832793           18.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.694873          -23.05%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.337562            8.019498          -39.87%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.337562           33.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.246093            6.112686          -40.34%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.246093            2.46%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.650077            6.211545          -46.68%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.650077           16.50%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.053814           10.512571          -12.79%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.053814           20.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.074529           10.900624           20.12%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.074529           -9.25%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.657735           11.309971           17.11%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.657735           -3.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.338875            6.194652          -33.67%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.338875           -6.61%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.349568            4.628149          -69.85%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.349568           53.50%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.30%) (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.223422           -17.77%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.957488           -20.43%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.641894           -13.58%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.187800           -18.12%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.447361           -25.53%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.637584           -13.62%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.770777            7.71%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.069398           -29.31%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.990604            9.929745           -0.61%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.990604           -0.09%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.101450          -18.99%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.180707          -28.19%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.128572          -28.71%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.846725          -21.53%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.914006            9.133946           32.11%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.914006          -30.86%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.298690           10.085350           -2.07%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.298690            2.99%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.131021            9.585632          -13.88%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.131021           11.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.432228            6.166154          -46.06%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000          11.4432228           14.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.352113            9.849013           -4.86%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.352113            3.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.140039            7.227443          -48.89%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.140039           41.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.309804            8.801159          -14.63%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.309804            3.10%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.99%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.675958            11.00345          -13.22%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.675958           26.76%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.471676            8.774873          -16.20%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.471676            4.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.835660            7.639104          -22.33%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.835660           -1.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.001300            7.829982          -44.08%                      0         2002
Internet Fund - Q/NQ
                               10.000000           14.001300           40.01%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.052950            7.815781          -29.29%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.052950           10.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.598078            7.111495          -17.29%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.598078          -14.02%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.686176            9.831683          -15.87%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.686176           16.86%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.339781            9.202666          -25.42%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.339781           23.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.707960            8.096445          -36.29%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.707960           27.08%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.252730            7.138450          -35.56%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.252730           12.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.497259            8.145775          -39.65%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.497259           34.97%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.444126           13.570735           43.69%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.444126           -5.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.463811           10.212334           -2.40%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.463811            4.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.831317            9.118582          -22.93%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.831317           18.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.692268          -23.08%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.335899            8.014427          -39.90%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.335899           33.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.244812            6.108826          -40.37%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.244812            2.45%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.648629            6.207618          -46.17%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.648629           16.49%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.052317           10.505936          -12.83%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.052317           20.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.073394           10.893755           20.06%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.073394           -9.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.656528           11.302834           17.05%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.656528           -3.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.337708            6.190732          -33.70%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.337708           -6.62%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.347661            4.625215          -69.86%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.347661           53.48%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.35%) (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.220643           -17.79%                12,355         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.954791           -20.45%                 9,449         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.638958           -13.61%                12,026         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.185016           -18.15%                15,437         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.444830           -25.55%                 6,937         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.634659           -13.65%                26,379         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.767127            7.67%                570,581         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.067001           -29.33%                 6,268         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.989354            9.923474          -0.66%               2,269,581         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.989354          -0.11%                 231,498         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.098696         -19.01%                  16,839         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.178264         -28.22%                     842         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.126156         -28.74%                   3,047         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.844055         -21.56%                   1,862         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.913138            9.128176          32.04%                 110,033         2002
Arktos Fund - Q/NQ
                               10.000000            6.913138         -30.87%                   3,558         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.297402           10.078963          -2.12%                  20,951         2002
Banking Fund - Q/NQ
                               10.000000           10.297402           2.97%                     110         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.129631            9.579569         -13.93%                  11,280         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.129631          11.30%                      46         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.430800            6.162251         -46.09%                  14,845         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.430800          14.31%                   1,959         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.350821            9.842795          -4.91%                  36,842         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.350821           3.51%                     109         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.138282            7.222870         -48.91%                  18,295         2002
Electronics Fund - Q/NQ
                               10.000000           14.138282          41.38%                   2,358         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.308511            8.795586         -14.68%                  13,687         2002
Energy Fund - Q/NQ
                               10.000000           10.308511           3.09%                      62         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.04%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.674381           10.993402         -13.26%                  17,983         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.674381          26.74%                  31,791         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.470367            8.769329          -16.25%                 21,474         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.470367            4.70%                     62         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.834431            7.634271          -22.37%                 22,261         2002
Health Care Fund - Q/NQ
                               10.000000            9.834431           -1.66%                     23         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.999557            7.825022          -44.11%                 20,372         2002
Internet Fund - Q/NQ
                               10.000000           13.999557           40.00%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.051567            7.810833          -29.32%                 23,327         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.051567           10.52%                  3,473         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.597002            7.106997          -17.33%                 56,537         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.597002          -14.03%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.684721            9.825471          -15.91%                 14,477         2002
Leisure Fund - Q/NQ
                               10.000000           11.684721           16.85%                      3         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.338242            9.196845          -25.46%                 75,895         2002
Medius Fund - Q/NQ
                               10.000000           12.338242           23.38%                  4,619         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.706376            8.091323          -36.32%                 82,923         2002
Mekros Fund - Q/NQ
                               10.000000           12.706376           27.06%                 39,436         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.251326            7.133928          -36.59%                105,484         2002
Nova Fund - Q/NQ
                               10.000000           11.251326           12.51%                 20,128         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.495576            8.140617          -39.68%                 66,403         2002
OTC Fund - Q/NQ
                               10.000000           13.495516           34.96%                  3,441         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.442946           13.562180           43.62%                 62,727         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.442946           -5.57%                      9         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.462506           10.205876           -2.45%                 28,854         2002
Real Estate Fund - Q/NQ
                               10.000000           10.462506            4.63%                     58         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.829843            9.112820          -22.97%                  7,703         2002
Retailing Fund - Q/NQ
                               10.000000           11.829843           18.30%                 37,537         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.689657          -23.10%                 61,431         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.334237            8.009358          -39.93%                 35,379         2002
Technology Fund - Q/NQ
                               10.000000           13.334237           33.34%                  1,644         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.243535            6.104956          -40.40%                 30,297         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.243535            2.44%                     58         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.647173            6.203679          -46.74%                102,052         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.647173           16.47%                    171         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.050818           10.499290          -12.87%                 19,938         2002
Transportation Fund -
Q/NQ
                               10.000000           12.050818           20.51%                     27         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.072262           10.886885           20.00%                 53,355         2002
Ursa Fund - Q/NQ
                               10.000000            9.072262           -9.28%                  5,865         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.655322           11.295698           16.99%                598,951         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.655322           -3.45%                 13,049         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.336544            6.186818          -33.74%                 44,796         2002
Utilities Fund - Q/NQ
                               10.000000            9.336544           -6.63%                  1,745         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.345752            4.622278          -69.88%                167,138         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.345752           53.46%                     46         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.40%) (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.217849           -17.82%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.952087           -20.48%                    56         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.636024           -13.64%                 2,250         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.182238           -18.18%                20,828         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.442306           -25.58%                   107         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.631732           -13.68%                20,160         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.763487            7.63%                 36,085         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.064601           -29.35%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.988107            6.917205           -0.71%                301,488         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.988107           -0.12%                  1,107         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.095962          -19.04%                 24,403         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.175830          -28.24%                    987         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.123734          -28.76%                    129         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.841391          -21.59%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.912265            9.122408           31.97%                 38,503         2002
Arktos Fund - Q/NQ
                               10.000000            6.912265          -30.88%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.296117           10.072604           -2.17%                 20,563         2002
Banking Fund - Q/NQ
                               10.000000           10.296117            2.96%                    103         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.128236            9.573510          -13.97%                    879         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.128236           11.28%                    146         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.429374            6.158334          -46.12%                 12,386         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.429374           14.29%                    134         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.349527            9.836568           -4.96%                 24,611         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.349527            3.50%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.136521            7.218298          -48.94%                    915         2002
Electronics Fund - Q/NQ
                               10.000000           14.136521           41.37%                     99         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.307222            8.790027          -14.72%                 33,784         2002
Energy Fund - Q/NQ
                               10.000000           10.307222            3.07%                    382         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.09%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.672797           10.986447          -13.31%                 21,641         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.672797           26.73%                     73         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.469059            8.763790          -16.29%                  4,512         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.469059            4.69%                    204         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.833204            7.629437          -22.41%                 55,318         2002
Health Care Fund - Q/NQ
                               10.000000            9.833204           -1.67%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.997818            7.820065          -44.13%                  1,727         2002
Internet Fund - Q/NQ
                               10.000000           13.997818           39.98%                     47         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.050187            7.805890          -29.36%                 23,657         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.050187           10.50%                    355         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.595925            7.102492          -17.37%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.595925          -14.04%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.683260            9.819263          -15.95%                 21,389         2002
Leisure Fund - Q/NQ
                               10.000000           11.683260           16.83%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.336701            9.191018          -25.50%                 25,775         2002
Medius Fund - Q/NQ
                               10.000000           12.336701           23.37%                    230         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.704790            8.086203          -36.35%                 35,177         2002
Mekros Fund - Q/NQ
                               10.000000           12.704790           27.05%                    148         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.249920            7.129405          -36.63%                 41,107         2002
Nova Fund - Q/NQ
                               10.000000           11.249920           12.50%                    637         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.493894            8.135461          -39.71%                 58,665         2002
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.493894           34.94%                    185         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.441757           13.553595           43.55%                 39,963         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.441757           -5.58%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.461197           10.199423           -2.50%                 18,012         2002
Real Estate Fund - Q/NQ
                               10.000000           10.461197            4.61%                    441         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.828361            9.107043          -23.01%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.828361           18.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.687040          -23.13%                 88,470         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.332580            8.004295          -39.96%                  9,301         2002
Technology Fund - Q/NQ
                               10.000000           13.332580           33.33%                     75         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.242254            6.101085          -40.43%                  4,903         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.242254            2.42%                     81         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.645722            6.199750          -46.76%                 21,075         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.645722           16.46%                     59         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.049309           10.492650          -12.92%                    335         2002
Transportation Fund -
Q/NQ
                               10.000000           12.049309           20.49%                    134         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.071127           10.880010           19.94%                 30,712         2002
Ursa Fund - Q/NQ
                               10.000000            9.071127           -9.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.654115           11.288560           16.93%                  8,951         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.654115           -3.46%                    379         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.335363            6.182900          -33.77%                 43,638         2002
Utilities Fund - Q/NQ
                               10.000000            9.335363           -6.65%                    597         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.343843            4.619342          -69.89%                  7.569         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.343843           53.44%                     68         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Century Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Century Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Century Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio:
Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Total Return Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Strong GVIT Mid Cap Growth Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust -Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.45%) (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.215056           -17.85%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.949390           -20.51%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.633089           -13.67%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.179455           -18.21%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.439766           -25.60%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.628798           -13.71%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.759834            7.60%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.062195           -29.38%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.986858            9.910938           -0.76%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.986858           -0.13%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.093202          -19.07%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.173395          -28.27%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.121310          -28.79%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.838729          -21.61%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.911394            9.116632           31.91%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.911394          -30.89%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.294831           10.066232           -2.22%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.294831            2.95%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.126848            9.567445          -14.01%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.126848           11.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.427948            6.154437          -46.15%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.427948           14.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.348232            9.830342           -5.00%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.348232            3.48%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.134756            7.213723          -48.96%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.134756           41.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.305936            8.784463          -14.76%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.305936            3.06%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.14%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.671220           10.979502          -13.35%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.671220           26.71%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.467748            8.758248          -16.33%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.467748            4.68%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.831974            7.624608          -22.45%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.831974           -1.68%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.996070            7.815118          -44.16%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.996070           39.96%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.048804            7.800955          -29.40%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.048804           10.49%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.594840            7.097989          -17.42%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.594840          -14.05%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.681800            9.813039          -16.00%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.681800           16.82%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.335160            9.185201          -25.54%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.335160           23.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.703205            8.081083          -36.39%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.703205           27.03%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.248515            7.124888          -36.66%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.248515           12.49%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.492212            8.130314          -39.74%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.492212           34.92%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.440575           13.545039           43.48%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.440575           -5.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.459891           10.192982           -2.55%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.459891            4.60%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.826884            9.101285          -23.05%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.826884           18.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.684427          -23.16%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.330916            7.999224          -39.99%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.330916           33.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.240972            6.097214          -40.46%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.240972            2.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.644268            6.195822          -46.79%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.644268           16.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.047807           10.486016          -12.96%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.047807           20.48%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.069992           10.873129           19.88%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.069992           -9.30%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.652909           11.281427           16.87%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.652909           -3.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.334199            6.178985          -33.80%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.334199           -6.66%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.341930            4.616403          -69.91%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.341930           53.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.50%) (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.212268           -17.88%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.946683           -20.53%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.630165           -13.70%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.176670           -18.23%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.437248           -25.63%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.625875           -13.74%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.756179            7.56%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.059784           -29.40%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.985608            9.904667           -0.81%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.985608           -0.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.090454          -19.10%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.170946          -28.29%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.118886          -28.81%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.836066          -21.64%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.910527            9.110879           31.84%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.910527          -30.89%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.293538           10.059853           -2.27%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.293538            2.94%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.125458            9.561386          -14.06%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.125458           11.25%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.426523           36.150531          -46.17%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.426523           14.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.346940            9.824126           -5.05%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.346940            3.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.132999            7.209149          -48.99%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.132999           41.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.304649            8.778907          -14.81%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.304649            3.05%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.19%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.669637           10.972559          -13.39%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.669637           26.70%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.466442            8.752690          -16.37%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.466442            4.66%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.830744            7.619776          -22.49%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.830744           -1.69%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.994330            7.810164          -44.19%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.994330           39.94%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.047424            7.796011          -29.43%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.047424           10.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.593761            7.093492          -17.46%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.593761          -14.06%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.680342            9.806841          -16.04%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.680342           16.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.333627            9.179388          -25.57%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.333627           23.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.701624            8.075961          -36.42%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.701624           27.02%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.247111            7.120377          -36.69%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.247111           12.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.490531            8.125156          -39.77%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.490531           34.91%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.439387           13.536463           43.40%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.439387           -5.61%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.458583           10.186534           -2.60%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.458583            4.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.825413            9.095514          -23.09%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.825413           18.25%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.681816          -23.18%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.329249            7.994144          -40.03%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.329249           33.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.239695            6.093347          -40.49%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.239695            2.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.642814            6.191892          -46.82%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.642814           16.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.046298           10.479367          -13.01%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.046298           20.46%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.068856           10.866265           19.82%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.068856           -9.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.651700           11.274291           16.81%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.651700           -3.48%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.333028            6.175076          -33.84%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.333028           -6.67%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.340014            4.613467          -69.93%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.340014           53.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.55%) (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.209474           -17.91%                   346         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.943981           -20.56%                   335         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.627225           -13.73%                   526         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.173906           -18.26%                   605         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.434713           -25.65%                   318         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.622938           -13.77%                 1,115         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.752539            7.53%                  5,779         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.057394           -29.43%                   265         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.984357            9.898400           -0.86%                 91,107         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.984357           -0.16%                 12,133         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.087698          -19.12%                    669         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.168508          -28.31%                    608         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.116463          -28.84%                    288         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.833403          -21.67%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.909657            9.105111           31.77%                  5,907         2002
Arktos Fund - Q/NQ
                               10.000000            6.909657          -30.90%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.292246           10.053482           -2.32%                  1,051         2002
Banking Fund - Q/NQ
                               10.000000           10.292246            2.92%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.124064           9.5553333          -14.10%                    514         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.124064           11.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.425095            6.146627          -46.20%                  1,002         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.425095           14.25%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.345639            9.817906           -5.10%                  1,780         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.345639            3.46%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.131235            7.204575          -49.02%                    978         2002
Electronics Fund - Q/NQ
                               10.000000           14.131235           41.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.303352            8.773337          -14.85%                  1,954         2002
Energy Fund - Q/NQ
                               10.000000           10.303352            3.03%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.24%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.668054           10.965608          -13.44%                  1,999         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.668054           26.68%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.465129            8.747144          -16.42%                    784         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.465129            4.65%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.829514            7.614944          -22.53%                    384         2002
Health Care Fund - Q/NQ
                               10.000000            9.829514           -1.70%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.992583            7.805210          -44.22%                    544         2002
Internet Fund - Q/NQ
                               10.000000           13.992583           39.93%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.046037            7.791057          -29.47%                    172         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.046037           10.46%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.592677            7.088981          -17.50%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.592677          -14.07%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.678880            9.800624          -16.08%                  2,144         2002
Leisure Fund - Q/NQ
                               10.000000           11.678880           16.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.332082            9.173572          -25.61%                  1,332         2002
Medius Fund - Q/NQ
                               10.000000           12.332082           23.32%                  2,334         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.700033            8.070831          -36.45%                  9,597         2002
Mekros Fund - Q/NQ
                               10.000000           12.700033           27.00%                  2,216         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.245705            7.115866          -36.72%                 38,518         2002
Nova Fund - Q/NQ
                               10.000000           11.245705           12.46%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.488843            8.120008          -39.80%                 29,226         2002
OTC Fund - Q/NQ
                               10.000000           13.488843           34.87%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.438205           13.527917           43.33%                  9,766         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.438205           -5.62%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.457276           10.180086           -2.65%                 24,735         2002
Real Estate Fund - Q/NQ
                               10.000000           10.457276            4.57%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.823934            9.089753          -23.12%                    417         2002
Retailing Fund - Q/NQ
                               10.000000           11.823934           18.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.679202          -23.21%                 27.414         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.327589            7.989089          -40.06%                  1,440         2002
Technology Fund - Q/NQ
                               10.000000           13.327589           33.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.238413            6.089480          -40.52%                  9,025         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.238413            2.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.641354            6.187960          -46.85%                  5,289         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.641354           16.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.044796           10.472731          -13.05%                    401         2002
Transportation Fund -
Q/NQ
                               10.000000           12.044796           20.45%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.067716           10.859399           19.76%                  1,971         2002
Ursa Fund - Q/NQ
                               10.000000            9.067716           -9.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.650492           11.267156           16.75%                  4,883         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.650492           -3.50%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.331857            6.171160          -33.87%                  5,596         2002
Utilities Fund - Q/NQ
                               10.000000            9.331514           -6.68%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.338103            4.610530          -69.94%                    722         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.338103           53.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.60%) (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.206679           -17.93%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.941278           -20.59%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.624289           -13.76%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.171123           -18.29%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.432182           -25.68%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.620004           -13.80%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.748892            7.49%                    705         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.054984           -29.45%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.983107            9.892135           -0.91%                322,612         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.983107           -0.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.084951          -19.15%                    412         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.166069          -28.34%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.114041          -28.86%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.830730          -21.69%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.908790            9.099346           31.71%                 34,876         2002
Arktos Fund - Q/NQ
                               10.000000            6.908790          -30.91%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.290966           10.047117           -2.37%                    580         2002
Banking Fund - Q/NQ
                               10.000000           10.290966            2.91%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.122675            9.549279          -14.15%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.122675           11.23%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.423667            6.142727          -46.23%                  1,557         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.423667           14.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.344341            9.811679           -5.15%                  2,348         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.344341            3.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.129471            7.200001          -49.04%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.129471           41.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.302060            8.767776          -14.89%                    904         2002
Energy Fund - Q/NQ
                               10.000000           10.302060            3.02%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.29%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.666464           10.958662          -13.48%                    398         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.666464           26.66%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.463826            8.741608          -16.45%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.463826            4.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.828280            7.610122          -22.57%                  1,133         2002
Health Care Fund - Q/NQ
                               10.000000            9.828280           -1.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.990842            7.800264          -44.25%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.990842           39.91%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.044650            7.786114          -29.50%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.044650           10.45%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.591597            7.084492          -17.54%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.591597          -14.08%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.677414            9.794409          -16.13%                    307         2002
Leisure Fund - Q/NQ
                               10.000000           11.677414           16.77%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.330549            9.167758          -25.65%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.330549           23.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.698450            8.065717          -36.48%                  4,660         2002
Mekros Fund - Q/NQ
                               10.000000           12.698450           26.98%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.244296            7.111349          -36.76%                 24,880         2002
Nova Fund - Q/NQ
                               10.000000           11.244296           12.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.487162            8.114856          -39.83%                 18,794         2002
OTC Fund - Q/NQ
                               10.000000           13.487168           34.87%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.437023           13.519349           43.26%                  7,959         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.437022           -5.63%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.455964           10.173643           -2.70%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.455964            4.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.822451            9.083987          -23.16%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.822451           18.22%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.676592          -23.23%                 19,895         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.325927            7.984018          -40.09%                    228         2002
Technology Fund - Q/NQ
                               10.000000           13.325927           33.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.237132            6.085628          -40.55%                  4,803         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.237132            2.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.639900            6.184026          -46.87%                 10,844         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.639900           16.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.043289           10.466093          -13.10%                    730         2002
Transportation Fund -
Q/NQ
                               10.000000           12.043289           20.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.066581           10.852523           19.70%                  5,532         2002
Ursa Fund - Q/NQ
                               10.000000            9.066581           -9.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.649283           11.260023           16.69%                 22,830         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.649283           -3.51%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.330690            6.167251          -33.90%                    877         2002
Utilities Fund - Q/NQ
                               10.000000            9.330690           -6.69%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.336192            4.607600          -69.96%                 15,984         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.336192           53.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.65%) (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.203888           -17.96%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.938577           -20.61%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.621360           -13.79%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.168336           -18.32%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.429646           -25.70%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.617066           -13.83%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.745237            7.45%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.052588           -29.47%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.981856            9.885870           -0.96%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.981856           -0.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.082196          -19.18%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.163625          -28.36%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.111618          -28.88%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.828066          -21.72%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.907918            9.093588           31.64%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.907918          -30.92%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.289673           10.040751           -2.42%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.289673            2.90%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.121281            9.543219          -14.19%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.121281           11.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.422239            6.138824          -46.26%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.422239           14.22%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.343045            9.805469           -5.20%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.343045            3.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.127706            7.195440          -49.07%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.127706           41.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.300768            8.762215          -14.94%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.300768            3.01%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.34%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.664878           10.951709          -13.53%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.664878           26.65%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.462510            8.736071          -16.50%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.462510            4.63%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.827051            7.605299          -22.61%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.827051           -1.73%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.989091            7.795309          -44.28%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.989091           39.89%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.043267            7.781176          -29.54%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.043267           10.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.590518            7.079996          -17.58%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.590518          -14.09%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.675956            9.788200          -16.17%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.675956           16.76%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.329003            9.161938          -25.69%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.329003           23.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.696858            8.060595          -36.52%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.696858           26.97%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.242886            7.106829          -36.79%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.242886           12.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.485482            8.109705          -39.86%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.485482           34.85%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.435835           13.510800           43.19%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.435835           -5.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.454653           10.167186           -2.75%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.454653            4.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.820971            9.078218          -23.20%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.820971           18.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.673975          -23.26%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.324257            7.978951          -40.12%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.324257           33.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.235847            6.081754          -40.58%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.235847            2.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.638442            6.180095          -46.90%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.638442           16.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.041786           10.459453          -13.14%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.041786           20.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.065442           10.845669           19.64%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.065442           -9.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.648074           11.252893           16.63%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.648074           -3.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.329516            6.163339          -33.94%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.329516           -6.70%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.334276            4.604669          -69.97%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.334276           53.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.70%) (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.201090           -17.99%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.935874           -20.64%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.618417           -13.82%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.165556           -18.34%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.427120           -25.73%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.614136           -13.86%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.741592            7.42%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.050170           -29.50%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.980605            9.879605           -1.01%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.980605           -0.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.079443          -19.21%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.161178          -28.39%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.109192          -28.91%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.825395          -21.75%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.907048            9.087824           31.57%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.907048          -30.93%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.288385           10.034386           -2.47%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.288385            2.88%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.119889            9.537169          -14.23%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.119889           11.20%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.420812            6.134920          -46.28%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.420812           14.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.341749            9.799251           -5.25%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.341749            3.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.125945            7.190869          -49.09%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.125945           41.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.299478            8.756652          -14.98%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.299478            2.99%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.39%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.663297           10.994769          -13.57%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.663297           26.63%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.461201            8.730517          -16.54%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.461201            4.61%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.825820            7.600476          -22.65%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.825820           -1.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.987351            7.790362          -44.30%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.987351           39.87%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.041885            7.776239          -29.58%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.041885           10.42%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.589436            7.075494          -17.63%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.589436          -14.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.674489            9.781989          -16.21%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.674489           16.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.327464            9.156127          -25.73%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.327464           23.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.695275            8.055476          -36.55%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.695275           26.95%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.241481            7.102324          -36.82%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.241481           12.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.483793            8.104555          -39.89%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.483793           34.84%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.434653           13.502243           43.11%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.434653           -5.65%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.453345           10.160749           -2.80%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.453345            4.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.819492            9.072466          -23.24%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.819492           18.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.671358          -23.29%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.322594            7.973888          -40.15%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.322594           33.23%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.234568            6.077886          -40.61%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.234568            2.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.636984            6.176167          -46.93%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.636984           16.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.040283           10.452829          -13.18%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.040283           20.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.064310           10.838800           19.58%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.064310           -9.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.646864           11.245761           16.57%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.646864           -3.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.328341            6.159426          -33.97%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.328341           -6.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.332359            4.601731          -69.99%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.332359           53.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.75%) (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.198299           -18.02%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.933171           -20.67%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.615479           -13.85%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.162769           -18.37%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.424594           -25.75%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.611209           -13.89%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.737945            7.38%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.047765           -29.52%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.979352            9.873340             -1.06%                    0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.979352             -0.21%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.076692            -19.23%                    0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.158742            -28.41%                    0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.106771            -28.93%                    0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.822737            -21.77%                    0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.906174            9.082071             31.51%                    0         2002
Arktos Fund - Q/NQ
                               10.000000            6.906174            -30.94%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.287094           10.028014             -2.52%                    0         2002
Banking Fund - Q/NQ
                               10.000000           10.287094              2.87%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.118497            9.531117            -14.28%                    0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.118497             11.18%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.419376            6.131012            -46.31%                    0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.419376             14.19%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.340455            9.793045             -5.29%                    0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.340455              3.40%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.124180            7.186301            -49.12%                    0         2002
Electronics Fund - Q/NQ
                               10.000000           14.124180             41.24%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.298184            8.751101            -15.02%                    0         2002
Energy Fund - Q/NQ
                               10.000000           10.298184              2.98%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.44%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.661711           10.937823            -13.61%                    0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.661711             26.62%                    0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.459891            8.724984          -16.59%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.459891            4.60%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.824590            7.595648          -22.69%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.824590           -1.75%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.985596            7.785416          -44.33%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.985596           39.86%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.040497            7.771295          -29.61%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.040497           10.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.588351            7.070989          -17.67%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.588351          -14.12%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.673030            9.775786          -16.25%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.673030           16.73%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.325921            9.150320          -25.76%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.325921           23.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.693684            8.050364          -36.58%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.693684           26.94%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.240070            7.097805          -36.85%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.240070           12.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.482110            8.099414          -39.92%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.482110           34.82%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.433467           13.493695           43.04%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.433467           -5.67%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.452035           10.154307           -2.85%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.452035            4.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.818011            9.066699          -23.28%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.818011           18.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust           10.000000            7.668746          -23.31%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.320929            7.968822          -40.18%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.320929           33.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.233282            6.074027          -40.64%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.233282            2.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.635529            6.172242          -46.95%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.635529           16.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.038774           10.446188          -13.23%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.038774           20.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.063166           10.831927           19.52%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.063166           -9.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.645653           11.238629           16.51%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.645653           -3.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.327176            6.155516          -34.00%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.327176           -6.73%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.330438            4.598796          -70.00%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.330438           53.30%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.80%) (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.195501           -18.04%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.930465           -20.70%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.612550           -13.87%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.159991           -18.40%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.422056           -25.78%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.608263           -13.92%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.734289            7.34%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.042959           -29.57%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.978101            9.867079           -1.11%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.978101           -0.22%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.073930          -19.26%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.156298          -28.44%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.104346          -28.96%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.820068          -21.80%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.905304            9.076300           31.44%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.905304          -30.95%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.285804           10.021661           -2.57%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.285804            2.86%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.117100            9.525066          -14.32%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.117100           11.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.417953            6.127123          -46.34%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.417953           14.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.339159            9.786830           -5.34%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.339159            3.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.122409            7.181733          -49.15%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.122409           41.22%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.296894            8.745549          -15.07%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.296894            2.97%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.49%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.660127           10.930889          -13.66%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.660127           26.60%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.458578            8.719433          -16.63%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.458578            4.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.823353            7.590814          -22.73%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.823353           -1.77%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.983855            7.780457          -44.36%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.983855           39.84%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.039113            7.766354          -29.65%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.039113           10.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.587271            7.066505          -17.71%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.587271          -14.13%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.671568            9.769585          -16.30%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.671568           16.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.324380            9.144499          -25.80%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.324380           23.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.692093            8.045236          -36.61%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.692093           26.92%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.238661            7.093290          -36.88%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.238661           12.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.480423            8.094269          -39.96%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.480423           34.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.432283           13.485144           42.97%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.432283           -5.68%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.450723           10.147859           -2.90%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.450723            4.51%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.816526            9.060940          -23.32%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.816526           18.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.666130          -23.34%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.319257            7.963751          -40.21%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.319257           33.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.231995            6.070164          -40.67%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.231995            2.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.634071            6.168312          -46.98%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.634071           16.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.037263           10.439555          -13.27%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.037263           20.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.062031           10.825073           19.46%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.062031           -9.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.644444           11.231502           16.46%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.644444           -3.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.326000            6.151600          -34.04%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.326000           -6.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.328528            4.595864          -70.02%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.328528           53.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.85%) (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.192708           -18.07%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.927755           -20.72%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.609602           -13.90%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.157205           -18.43%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.419528           -25.80%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.605333           -13.95%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.730635            7.31%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.040552           -29.59%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.976847            9.860814           -1.16%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.976847           -0.23%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.071182          -19.29%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.153856          -28.46%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.101918          -28.98%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.817393          -21.83%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.904433            9.070549           31.37%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.904433          -30.96%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.284513           10.015300           -2.62%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.284513            2.85%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.115705            9.519011          -14.36%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.115705           11.16%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.416522            6.123222          -46.37%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.416522           14.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.337863            9.780617           -5.39%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.337863            3.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.120640            7.177155          -49.17%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.120640           41.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.295598            8.739979          -15.11%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.295598            2.96%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.54%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.658540           10.923944          -13.70%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.658540           26.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.457264            8.713902          -16.67%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.457264            4.57%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.822122            7.585998          -22.77%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.822122           -1.78%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.982105            7.775521          -44.39%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.982105           39.82%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.037720            7.761420          -29.68%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.037720           10.38%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.586190            7.062008          -17.75%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.586190          -14.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.670099            9.763369          -16.34%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.670099           16.70%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.322837            9.138686          -25.84%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.322837           23.23%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.690507            8.040120          -36.64%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.690507           26.91%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.237248            7.088769          -36.92%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.237248           12.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.478738            8.089121          -39.99%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.478738           34.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.431089           13.476576           42.90%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.431089           -5.69%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.449414           10.141428           -2.95%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.449414            4.49%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.815044            9.055178          -23.36%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.815044           18.15%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.663516          -23.36%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.317594            7.958691          -40.24%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.317594           33.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.230713            6.066298          -40.71%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.230713            2.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.632609            6.164381          -47.01%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.632609           16.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.035751           10.432926          -13.32%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.035751           20.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.060889           10.818203           19.39%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.060889           -9.39%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.643232           11.224371           16.40%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.643232           -3.57%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.324828            6.147691          -34.07%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.324828           -6.75%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.326605            4.592927          -70.03%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.326605           53.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.90%) (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           8.8189912           -18.10%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.925052           -20.75%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.606674           -13.93%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.154425           -18.46%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.416991           -25.83%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.602402           -13.98%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.726978            7.27%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.040552           -29.59%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.975594            9.854555           -1.21%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.975594           -0.24%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.068424          -19.32%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.151403          -28.49%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.099494          -29.01%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.814728          -21.85%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.903561            9.064787           31.31%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.903561          -30.96%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.283217           10.008939           -2.67%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.283217            2.83%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.114313            9.512962          -14.41%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.114313           11.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.415089            6.119315          -46.39%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.415089           14.15%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.336560            9.774403           -5.44%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.336560            3.37%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.118871            7.172598          -49.20%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.118871           41.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.294305            8.734428          -15.15%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.294305            2.94%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.59%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.656951           10.917001          -13.75%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.656951           26.57%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.455957            8.708362          -16.71%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.455957            4.56%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.820891            7.581177          -22.81%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.820891           -1.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.980356            7.770574          -44.42%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.980356           39.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.036339            7.756480          -29.72%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.036339           10.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.585103            7.057500          -17.79%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.585103          -14.15%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.668637            9.757171          -16.38%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.668637           16.69%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.321288            9.132863          -25.88%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.321288           23.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.688916            8.035009          -36.68%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.688916           26.89%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.235837            7.084260          -36.95%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.235837           12.36%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.477052            8.083979          -40.02%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.477052           34.77%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.429902           13.468030           42.82%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.429902           -5.70%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.448098           10.134982           -3.00%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.448098            4.48%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.813565            9.049418          -23.40%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.813565           18.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.660899          -23.39%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.315925            7.953623          -40.27%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.315925           33.16%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.229428            6.062442          -40.74%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.229428            2.29%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.631150            6.160459          -47.03%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.631150           16.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.034246           10.426289          -13.36%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.034246           20.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.059755           10.811359           19.33%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.059755           -9.40%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.642021           11.217245           16.34%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.642021           -3.58%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.323654            6.143792          -34.11%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.323654           -6.76%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.324686            4.589988          -70.05%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.324686           53.25%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.95%) (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.187111           -18.13%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.922346           -20.78%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.603732           -13.96%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.151639           -18.48%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.414455           -25.86%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.599463           -14.01%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.723330            7.23%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.038150           -29.62%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.974340            9.848294           -1.26%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.974340           -0.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.065677          -19.34%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.148974          -28.51%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.097065          -29.03%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.812069          -21.88%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.902692            9.059034           31.24%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.902692          -30.97%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.281926           10.002564           -2.72%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.281926            2.82%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.112913            9.506910          -14.45%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.112913           11.13%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.413661            6.115419          -46.42%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.413661           14.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.335264            9.768202           -5.49%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.335264            3.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.117110            7.168032          -49.22%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.117110           41.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.293009            8.728873          -15.20%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.293009            2.93%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.64%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.655364           10.910059          -13.79%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.655364           26.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.454638            8.702817          -16.76%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.454638            4.55%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.819657            7.576354          -22.85%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.819657           -1.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.978608            7.765619          -44.45%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.978608           39.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.034945            7.751539          -29.75%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.034945           10.35%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.584018            7.053007          -17.84%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.584018          -14.16%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.667169            9.750968          -16.42%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.667169           16.67%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.319744            9.127053          -25.92%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.319744           23.20%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.687322            8.029881          -36.71%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.687322           26.87%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.234427            7.079758          -36.98%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.234427           12.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.475363            8.078830          -40.05%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.475363           34.75%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.428720           13.459476           42.75%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.428720           -5.71%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.446786           10.128549           -3.05%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.446786            4.47%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.812082            9.043657          -23.44%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.812082           18.12%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.658278          -23.42%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.314259            7.948565          -40.30%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.314259           33.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.228141            6.058581          -40.77%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.228141            2.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.629689            6.156533          -47.06%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.629689           16.30%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.032737           10.419656          -13.41%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.032737           20.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.058608           10.804468           19.27%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.058608           -9.41%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.640809           11.210120           16.28%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.640809           -3.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.322478            6.139878          -34.14%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.322478           -6.78%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.322763            4.587069          -70.06%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.322763           53.23%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 2.00%) (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.184322           -18.16%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.919639           -20.80%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.600806           -13.99%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.148855           -18.51%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.411919           -25.88%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.596517           -14.03%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.719674            7.20%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.035736           -29.64%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.973086            9.842033           -1.31%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.973086           -0.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.062917          -19.37%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.146528          -28.53%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.094637          -29.05%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.809398          -21.91%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.901817            9.053275           31.17%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.901817          -30.98%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.280638            9.996209           -2.77%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.280638            2.81%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.111511            9.500856          -14.50%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.111511           11.12%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.412227            6.111513          -46.45%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.412227           14.12%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.333963            9.761982           -5.53%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.333963            3.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.115338            7.163459          -49.25%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.115338           41.15%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.291713            8.723312          -15.24%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.291713            2.92%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.69%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.653771           10.903109          -13.84%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.653771           26.54%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.453328            8.697279          -16.80%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.453328            4.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.818418            7.571535          -22.88%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.818418           -1.82%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.976855            7.760680          -44.47%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.976855           39.77%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.033560            7.746604          -29.79%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.033560           10.34%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.582934            7.048514          -17.88%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.582934          -14.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.665708            9.744759          -16.47%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.665708           16.66%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.318200            9.121246          -25.95%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.318200           23.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.685738            8.024778          -36.74%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.685738           26.86%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.233018            7.075243          -37.01%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.233018           12.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.473675            8.073690          -40.08%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.473675           34.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.427526           13.450916           42.68%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.427526           -5.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.445475           10.122093           -3.10%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.445475            4.45%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.810595            9.037896          -23.48%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.810595           18.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.655665          -23.44%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.312584            7.943500          -40.33%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.312584           33.13%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.226855            6.054712          -40.80%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.226855            2.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.628231            6.152604          -47.09%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.628231           16.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.031224           10.413028          -13.45%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.031224           20.31%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.057468           10.797624           19.21%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.057468           -9.43%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.639597           11.202993           16.22%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.639597           -3.60%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.321304            6.135963          -34.17%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.321304           -6.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.320848            4.584131          -70.08%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.320848           53.21%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 2.05%) (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.181514           -18.18%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.916933           -20.83%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.597855           -14.02%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.146069           -18.54%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.409391           -25.91%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.593584           -14.06%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.716022            7.16%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.033332           -29.67%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.971831            9.835776           -1.36%                      0         2002
Money Market Fund II* -
Q/NQ
                               10.000000            9.971831           -0.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.060157          -19.40%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.144080          -28.56%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.092205          -29.08%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.806722          -21.93%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.900942            9.047512           31.11%                      0         2002
Arktos Fund - Q/NQ
                               10.000000            6.900942          -30.99%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.279338            9.989831           -2.82%                      0         2002
Banking Fund - Q/NQ
                               10.000000           10.279338            2.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.110114            9.494809          -14.54%                      0         2002
Basic Materials Fund -
Q/NQ
                               10.000000           11.110114           11.10%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.410792            6.107622          -46.48%                      0         2002
Biotechnology Fund -
Q/NQ
                               10.000000           11.410792           14.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.332657            9.755766           -5.58%                      0         2002
Consumer Products Fund
- Q/NQ
                               10.000000           10.332657            3.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.113570            7.158895          -49.28%                      0         2002
Electronics Fund - Q/NQ
                               10.000000           14.113570           41.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.290416            8.717756          -15.28%                      0         2002
Energy Fund - Q/NQ
                               10.000000           10.290416            2.90%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.74%.


------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.652183           10.896183          -13.88%                      0         2002
Energy Services Fund -
Q/NQ
                               10.000000           12.652183           26.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.452009            8.691734          -16.84%                      0         2002
Financial Services Fund
- Q/NQ
                               10.000000           10.452009            4.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.817179            7.566705          -22.92%                      0         2002
Health Care Fund - Q/NQ
                               10.000000            9.817179           -1.83%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.975105            7.755737          -44.50%                      0         2002
Internet Fund - Q/NQ
                               10.000000           13.975105           39.75%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.032176            7.741670          -29.83%                      0         2002
Large-Cap Europe Fund -
Q/NQ
                               10.000000           11.032176           10.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.581856            7.044023          -17.92%                      0         2002
Large-Cap Japan Fund -
Q/NQ
                               10.000000            8.581856          -14.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.664237            9.738552          -16.51%                      0         2002
Leisure Fund - Q/NQ
                               10.000000           11.664237           16.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.316652            9.115436          -25.99%                      0         2002
Medius Fund - Q/NQ
                               10.000000           12.316652           23.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.684139            8.019657          -36.77%                      0         2002
Mekros Fund - Q/NQ
                               10.000000           12.684139           26.84%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.231601            7.070721          -37.05%                      0         2002
Nova Fund - Q/NQ
                               10.000000           11.231601           12.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.471983            8.068541          -40.11%                      0         2002
OTC Fund - Q/NQ
                               10.000000           13.471983           34.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.426342           13.442379           42.60%                      0         2002
Precious Metals Fund -
Q/NQ
                               10.000000            9.426342           -5.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.444161           10.115673           -3.15%                      0         2002
Real Estate Fund - Q/NQ
                               10.000000           10.444161            4.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------ ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND   ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                              VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION        YEAR
                            BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                               PERIOD                                                      PERIOD
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.809109            9.032146          -23.52%                      0         2002
Retailing Fund - Q/NQ
                               10.000000           11.809109           18.09%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.653046          -23.47%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.310918            7.938433          -40.36%                      0         2002
Technology Fund - Q/NQ
                               10.000000           13.310918           33.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.225573            6.050853          -40.83%                      0         2002
Telecommunication Fund
- Q/NQ
                               10.000000           10.225573            2.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.626765            6.148680          -47.12%                      0         2002
Titan 500 Fund - Q/NQ
                               10.000000           11.626765           16.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.029716           10.406398          -13.49%                      0         2002
Transportation Fund -
Q/NQ
                               10.000000           12.029716           20.30%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.056328           10.790746           19.15%                      0         2002
Ursa Fund - Q/NQ
                               10.000000            9.056328           -9.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.638384           11.195869           16.16%                      0         2002
U.S. Government Bond
Fund - Q/NQ
                               10.000000            9.638384           -3.62%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.320129            6.132052          -34.21%                      0         2002
Utilities Fund - Q/NQ
                               10.000000            9.320129           -6.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.318930            4.581203          -70.09%                      0         2002
Velocity 100 Fund - Q/NQ
                               10.000000           15.318930           53.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002. The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:

      American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
         72,929 shares (cost $380,795) ....................................................   $    376,314

      American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
         35,027 shares (cost $267,356) ....................................................        257,102

      American Century VP - Value Fund - Class III (ACVPVal3)
         58,153 shares (cost $352,188) ....................................................        355,899

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
         21,583 shares (cost $391,102) ....................................................        388,270

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
         5,849 shares (cost $141,276) .....................................................        135,686

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FidVIPConS2R)
         40,215 shares (cost $727,889) ....................................................        721,863

      Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
         621,188 shares (cost $7,593,586) .................................................      7,621,978

      Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
         107,735,886 shares (cost $107,735,886) ...........................................    107,735,886

      Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
         1,818 shares (cost $17,525) ......................................................         17,487

      Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
         8,511 shares (cost $62,237) ......................................................         62,812

      Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
         3,327 shares (cost $53,211) ......................................................         51,310

      Gartmore GVIT Strong Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
         6,497 shares (cost $50,509) ......................................................         47,492

      Gartmore GVIT Total Return Fund - Class III (GVITTotRt3)
         49,151 shares (cost $402,185) ....................................................        398,617

      Rydex Variable Trust - Arktos Fund (RyArktos)
         175,590 shares (cost $6,740,503) .................................................      6,855,050

      Rydex Variable Trust - Banking Fund (RyBank)
         36,926 shares (cost $927,666) ....................................................        921,304

      Rydex Variable Trust - Basic Materials Fund (RyBasicM)
         14,124 shares (cost $299,034) ....................................................        297,597

      Rydex Variable Trust - Biotechnology Fund (RyBioTech)
         26,811 shares (cost $381,307) ....................................................        360,346

      Rydex Variable Trust - Consumer Products Fund (RyConsProd)
         52,978 shares (cost $1,307,487) ..................................................      1,290,543

      Rydex Variable Trust - Electronics Fund (RyElec)
         25,893 shares (cost $264,368) ....................................................        257,377

      Rydex Variable Trust - Energy Fund (RyEnergy)
         76,425 shares (cost $1,409,052) ..................................................      1,394,759

      Rydex Variable Trust - Energy Services Fund (RyEnSvc)
         58,177 shares (cost $873,232) ....................................................        836,581

      Rydex Variable Trust - Financial Services Fund (RyFinSvc)
         25,973 shares (cost $533,560) ....................................................        524,398

      Rydex Variable Trust - Health Care Fund (RyHealthC)
         53,563 shares (cost $1,019,553) ..................................................      1,002,161

      Rydex Variable Trust - Internet Fund (RyNet)
         38,055 shares (cost $353,704) ....................................................        339,834

      Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
         91,320 shares (cost $1,780,184) ..................................................      1,782,565

      Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
         138,469 shares (cost $2,468,641) .................................................      2,532,603

      Rydex Variable Trust - Leisure Fund (RyLeisure)
         35,890 shares (cost $576,039) ....................................................        553,428

      Rydex Variable Trust - Medius Fund (RyMedius)
         121,739 shares (cost $2,182,337) .................................................      2,163,298

      Rydex Variable Trust - Mekros Fund (RyMekros)
         500,975 shares (cost $10,223,563) ................................................     10,074,605

      Rydex Variable Trust - Nova Fund (RyNova)
         741,368 shares (cost $3,918,533) .................................................      3,840,289

      Rydex Variable Trust - OTC Fund (RyOTC)
         222,164 shares (cost $2,028,349) .................................................      2,010,581

      Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
         988,358 shares (cost $6,915,146) .................................................      7,007,457

      Rydex Variable Trust - Real Estate Fund (RyRealEst)
         43,090 shares (cost $1,081,768) ..................................................      1,075,521

      Rydex Variable Trust - Retailing Fund (RyRetail)
         9,491 shares (cost $190,599) .....................................................        183,081

      Rydex Variable Trust - Sector Rotation Fund (RySectRot)
         408,162 shares (cost $3,283,785) .................................................      3,167,341

      Rydex Variable Trust - Technology Fund (RyTech)
         101,712 shares (cost $1,108,496) .................................................      1,008,979

      Rydex Variable Trust - Telecommunications Fund (RyTele)
         65,416 shares (cost $948,143) ....................................................        891,621

      Rydex Variable Trust - Titan 500 Fund (RyTitan500)
         92,631 shares (cost $1,493,047) ..................................................      1,490,428

      Rydex Variable Trust - Transportation Fund (RyTrans)
         18,143 shares (cost $395,488) ....................................................        390,989

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

      Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
         891,878 shares (cost $11,445,160) ................................................     11,665,763

      Rydex Variable Trust - Ursa Fund (RyUrsa)
         1,052,728 shares (cost $7,862,869) ...............................................      7,969,153

      Rydex Variable Trust - Utilities Fund (RyUtil)
         182,628 shares (cost $2,205,478) .................................................      2,235,372

      Rydex Variable Trust - Velocity 100 Fund (RyVel100)
         148,951 shares (cost $1,802,641) .................................................      1,772,518

      Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
         6,645 shares (cost $123,834) .....................................................         96,751

      Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
         6,567 shares (cost $137,604) .....................................................         57,724

      Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
         330,856 shares (cost $6,056,628) .................................................      4,373,910

      Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
         322,818 shares (cost $322,818) ...................................................        322,818
                                                                                              ------------
            Total investments .............................................................    198,917,461

   Accounts receivable ....................................................................             --
                                                                                              ------------
            Total assets ..................................................................    198,917,461

Accounts payable ..........................................................................         68,762
                                                                                              ------------
Contract owners'equity (note 4 and note 5) ................................................   $198,848,699
                                                                                              ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                           Total        ACVPIncGr3   ACVPUltra3   ACVPVal3
                                                          ---------------   ----------   ----------   --------
   Reinvested dividends ...............................   $     1,320,353         --          469          --
   Mortality and expense risk charges (note 2) ........        (1,533,867)    (1,262)        (874)     (1,163)
                                                          ---------------    -------      -------     -------
      Net investment income (loss) ....................          (213,514)    (1,262)        (405)     (1,163)
                                                          ---------------    -------      -------     -------

   Proceeds from mutual fund shares sold ..............     2,017,692,419     44,022       24,251      77,324
   Cost of mutual fund shares sold ....................    (2,033,684,409)   (46,374)     (25,157)    (83,514)
                                                          ---------------    -------      -------     -------
      Realized gain (loss) on investments .............       (15,991,990)    (2,352)        (906)     (6,190)
   Change in unrealized gain (loss)
      on investments ..................................        (1,819,908)    (4,481)     (10,254)      3,710
                                                          ---------------    -------      -------     -------
      Net gain (loss) on investments ..................       (17,811,898)    (6,833)     (11,160)     (2,480)
                                                          ---------------    -------      -------     -------
   Reinvested capital gains ...........................           400,547         --           --          --
                                                          ---------------    -------      -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (17,624,865)    (8,095)     (11,565)     (3,643)
                                                          ===============    =======      =======     =======

Investment activity:                                      FidVIPEIS2R   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
                                                          -----------   -----------   ------------   ----------
   Reinvested dividends ...............................          --            --            --          97,299
   Mortality and expense risk charges (note 2) ........        (885)         (168)       (1,476)        (21,943)
                                                            -------       -------       -------      ----------
      Net investment income (loss) ....................        (885)         (168)       (1,476)         75,356
                                                            -------       -------       -------      ----------

   Proceeds from mutual fund shares sold ..............      81,297        14,370        14,422       1,252,513
   Cost of mutual fund shares sold ....................     (85,232)      (14,762)      (15,331)     (1,236,490)
                                                            -------       -------       -------      ----------
      Realized gain (loss) on investments .............      (3,935)         (392)         (909)         16,023
   Change in unrealized gain (loss)
      on investments ..................................      (2,832)       (5,590)       (6,026)         28,392
                                                            -------       -------       -------      ----------
      Net gain (loss) on investments ..................      (6,767)       (5,982)       (6,935)         44,415
                                                            -------       -------       -------      ----------
   Reinvested capital gains ...........................          --            --            --          53,765
                                                            -------       -------       -------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (7,652)       (6,150)       (8,411)        173,536
                                                            =======       =======       ========     ==========

Investment activity:                                       GVITMyMkt2     GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3
                                                          -------------   ------------   -------------   -----------
   Reinvested dividends ...............................   $     362,651          --              25            --
   Mortality and expense risk charges (note 2) ........        (764,255)       (110)           (110)         (155)
                                                          -------------     -------         -------        ------
      Net investment income (loss) ....................        (401,604)       (110)            (85)         (155)
                                                          -------------     -------         -------        ------

   Proceeds from mutual fund shares sold ..............     361,248,123      66,743          11,777         4,149
   Cost of mutual fund shares sold ....................    (361,248,123)    (71,445)        (13,411)       (4,744)
                                                          -------------     -------         -------        ------
      Realized gain (loss) on investments .............              --      (4,702)         (1,634)         (595)
   Change in unrealized gain (loss)
      on investments ..................................              --         (38)            575        (1,901)
                                                          -------------     -------         -------        ------
      Net gain (loss) on investments ..................              --      (4,740)         (1,059)       (2,496)
                                                          -------------     -------         -------        ------
   Reinvested capital gains ...........................              --          --              70            --
                                                          -------------     -------         -------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations...........   $    (401,604)     (4,850)         (1,074)       (2,651)
                                                          =============     =======         =======        ======

Investment activity:                                      GVITSMdCpGr3   GVITTotRt3     RyArktos        RyBank
                                                          ------------   ----------   ------------   -----------
   Reinvested dividends ...............................          --         1,658           69,969         3,063
   Mortality and expense risk charges (note 2) ........        (116)         (943)         (58,020)      (11,874)
                                                             ------       -------     ------------   -----------
      Net investment income (loss) ....................        (116)          715           11,949        (8,811)
                                                             ------       -------     ------------   -----------

   Proceeds from mutual fund shares sold ..............         110        33,654      347,054,420    29,063,636
   Cost of mutual fund shares sold ....................        (125)      (34,515)    (347,351,505)  (29,017,473)
                                                             ------       -------     ------------   -----------
      Realized gain (loss) on investments .............         (15)         (861)        (297,085)       46,163
   Change in unrealized gain (loss)
      on investments ..................................      (3,016)       (3,568)         114,887        (5,759)
                                                             ------       -------     ------------   -----------
      Net gain (loss) on investments ..................      (3,031)       (4,429)        (182,198)       40,404
                                                             ------       -------     ------------   -----------
   Reinvested capital gains ...........................          --            --               --            --
                                                             ------       -------     ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (3,147)      (3,714)         (170,249)       31,593
                                                             ======       =======     ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31, 2002

Investment activity:                                        RyBasicM     RyBioTech    RyConsProd      RyElec
                                                          -----------   -----------   ----------   -----------
   Reinvested dividends ...............................   $     1,982            --          360            --
   Mortality and expense risk charges (note 2) ........        (6,277)      (11,118)     (12,788)       (7,874)
                                                          -----------   -----------   ----------   -----------
      Net investment income (loss) ....................        (4,295)      (11,118)     (12,428)       (7,874)
                                                          -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold ..............     6,739,476    51,335,939    8,471,226    31,589,061
   Cost of mutual fund shares sold ....................    (6,966,628)  (52,080,585)  (8,606,355)  (32,209,301)
                                                          -----------   -----------   ----------   -----------
      Realized gain (loss) on investments .............      (227,152)     (744,646)    (135,129)     (620,240)
   Change in unrealized gain (loss)
      on investments ..................................        (1,434)      (19,575)     (16,960)       (4,254)
                                                          -----------   -----------   ----------   -----------
      Net gain (loss) on investments ..................      (228,586)     (764,221)    (152,089)     (624,494)
                                                          -----------   -----------   ----------   -----------
   Reinvested capital gains ...........................            --         1,974        2,365         7,136
                                                          -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  (232,881)     (773,365)    (162,152)     (625,232)
                                                          ===========   ===========   ==========   ===========

Investment activity:                                        RyEnergy      RyEnSvc       RyFinSvc     RyHealthC
                                                          -----------   -----------   -----------   -----------
   Reinvested dividends ...............................            --            --            --            --
   Mortality and expense risk charges (note 2) ........       (10,269)      (12,480)       (6,684)      (12,982)
                                                          -----------   -----------   -----------   -----------
      Net investment income (loss) ....................       (10,269)      (12,480)       (6,684)      (12,982)
                                                          -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............    15,188,707    33,564,525    12,038,977    24,604,526
   Cost of mutual fund shares sold ....................   (15,159,358)  (33,975,419)  (12,044,720)  (24,842,935)
                                                          -----------   -----------   -----------   -----------
      Realized gain (loss) on investments .............        29,349      (410,894)       (5,743)     (238,409)
   Change in unrealized gain (loss)
      on investments ..................................       (14,500)      (35,120)       (9,610)      (17,394)
                                                          -----------   -----------   -----------   -----------
      Net gain (loss) on investments ..................        14,849      (446,014)      (15,353)     (255,803)
                                                          -----------   -----------   -----------   -----------
   Reinvested capital gains ...........................            --        41,888         1,918         1,202
                                                          -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........         4,580      (416,606)      (20,119)     (267,583)
                                                          ===========   ===========   ===========   ===========

Investment activity:                                         RyNet       RyLgCapEuro   RyLgCapJapan    RyLeisure
                                                          -----------   ------------   ------------   -----------
   Reinvested dividends ...............................   $        --            291            --             --
   Mortality and expense risk charges (note 2) ........        (4,353)       (14,286)      (24,661)        (9,756)
                                                          -----------   ------------   -----------    -----------
      Net investment income (loss) ....................        (4,353)       (13,995)      (24,661)        (9,756)
                                                          -----------   ------------   -----------    -----------

   Proceeds from mutual fund shares sold ..............    19,842,881     66,685,429    83,263,719     11,035,915
   Cost of mutual fund shares sold ....................   (19,618,972)   (67,420,640)  (84,276,669)   (11,279,965)
                                                          -----------   ------------   -----------    -----------
      Realized gain (loss) on investments .............       223,909       (735,211)   (1,012,950)      (244,050)
   Change in unrealized gain (loss)
      on investments ..................................       (13,844)          (802)       63,962        (23,237)
                                                          -----------   ------------   -----------    -----------
      Net gain (loss) on investments ..................       210,065       (736,013)     (948,988)      (267,287)
                                                          -----------   ------------   -----------    -----------
   Reinvested capital gains ...........................            --         24,350         6,169             --
                                                          -----------   ------------   -----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   205,712       (725,658)     (967,480)      (277,043)
                                                          ===========   ============   ===========    ===========

Investment activity:                                        RyMedius      RyMekros        RyNova        RyOTC
                                                          -----------   ------------   -----------   -----------
   Reinvested dividends ...............................            --             --       135,578            --
   Mortality and expense risk charges (note 2)                (19,810)       (51,832)      (34,876)      (31,595)
                                                          -----------   ------------   -----------   -----------
      Net investment income (loss) ....................       (19,810)       (51,832)      100,702       (31,595)
                                                          -----------   ------------   -----------   -----------

   Proceeds from mutual fund shares sold ..............    85,204,028    110,343,352    59,246,588    84,061,730
   Cost of mutual fund shares sold ....................   (86,408,303)  (112,309,127)  (60,888,693)  (86,040,189)
                                                          -----------   ------------   -----------   -----------
      Realized gain (loss) on investments .............    (1,204,275)    (1,965,775)   (1,642,105)   (1,978,459)
   Change in unrealized gain (loss)
      on investments ..................................       (17,842)      (141,823)      (84,853)       (2,011)
                                                          -----------   ------------   -----------   -----------
      Net gain (loss) on investments ..................    (1,222,117)    (2,107,598)   (1,726,958)   (1,980,470)
                                                          -----------   ------------   -----------   -----------
   Reinvested capital gains ...........................        53,699        172,575            --            --
                                                          -----------   ------------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    (1,188,228)    (1,986,855)   (1,626,256)   (2,012,065)
                                                          ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                         RyPrecMet     RyRealEst     RyRetail     RySectRot
                                                           ------------   ----------   -----------   ----------
   Reinvested dividends.................................   $         --       16,223            --           --
   Mortality and expense risk charges (note 2)..........        (31,438)      (4,080)       (4,943)     (16,860)
                                                           ------------   ----------   -----------   ----------
      Net investment income (loss).....................         (31,438)      12,143        (4,943)     (16,860)
                                                           ------------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold................     46,108,233    6,720,325    13,160,061    3,310,746
   Cost of mutual fund shares sold......................    (46,218,837)  (6,761,504)  (13,251,243)  (3,734,984)
                                                           ------------   ----------   -----------   ----------
      Realized gain (loss) on investments...............       (110,604)     (41,179)      (91,182)    (424,238)
   Change in unrealized gain (loss)
      on investments....................................         93,388       (5,942)       (7,472)    (116,445)
                                                           ------------   ----------   -----------   ----------
      Net gain (loss) on investments....................        (17,216)     (47,121)      (98,654)    (540,683)
                                                           ------------   ----------   -----------   ----------
   Reinvested capital gains.............................             --          373         4,421           --
                                                           ------------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations............   $    (48,654)     (34,605)      (99,176)    (557,543)
                                                           ============   ==========   ===========   ==========

Investment activity:                                         RyTech       RyTele      RyTitan500     RyTrans
                                                           ----------   ----------   -----------   ----------
   Reinvested dividends.................................           --           --            --           --
   Mortality and expense risk charges (note 2)..........       (5,062)      (5,214)      (15,708)      (4,597)
                                                           ----------   ----------   -----------   ----------
      Net investment income (loss)......................       (5,062)      (5,214)      (15,708)      (4,597)
                                                           ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold................    6,100,936    4,970,479    67,176,711    8,584,464
   Cost of mutual fund shares sold......................   (6,262,714)  (4,861,577)  (67,870,440)  (8,542,553)
                                                           ----------   ----------   -----------   ----------
      Realized gain (loss) on investments...............     (161,778)     108,902      (693,729)      41,911
   Change in unrealized gain (loss)
      on investments....................................      (97,232)     (56,499)       (2,645)      (4,491)
                                                           ----------   ----------   -----------   ----------
      Net gain (loss) on investments....................     (259,010)      52,403      (696,374)      37,420
                                                           ----------   ----------   -----------   ----------
   Reinvested capital gains.............................       21,717           --         5,023           --
                                                           ----------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations............     (242,355)      47,189      (707,059)      32,823
                                                           ==========   ==========   ===========   ==========

Investment activity:                                         RyUSGvtBd       RyUrsa        RyUtil       RyVel100
                                                           ------------   -----------   -----------   ------------
   Reinvested dividends.................................   $    384,751        32,785           202             --
   Mortality and expense risk charges (note 2)..........       (146,686)      (35,705)       (6,829)       (43,154)
                                                           ------------   -----------   -----------   ------------
      Net investment income (loss)......................        238,065        (2,920)       (6,627)       (43,154)
                                                           ------------   -----------   -----------   ------------

   Proceeds from mutual fund shares sold................     33,739,424    72,663,153    24,253,578    287,584,095
   Cost of mutual fund shares sold......................    (31,874,021)  (73,267,178)  (24,392,140)  (291,994,567)
                                                           ------------   -----------   -----------   ------------
      Realized gain (loss) on investments...............      1,865,403      (604,025)     (138,562)    (4,410,472)
   Change in unrealized gain (loss)
      on investments....................................        216,283       106,356        29,571        (29,795)
                                                           ------------   -----------   -----------   ------------
      Net gain (loss) on investments....................      2,081,686      (497,669)     (108,991)    (4,440,267)
                                                           ------------   -----------   -----------   ------------
   Reinvested capital gains.............................             --            --            --             --
                                                           ------------   -----------   -----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations............   $  2,319,751      (500,589)     (115,618)    (4,483,421)
                                                           ============   ===========   ===========   ============

Investment activity:                                       SBGSFundVal   SBTSIntlGro    SBTSLgCap   SBTSMMkt
                                                           -----------   -----------   ----------   --------
   Reinvested dividends.................................       1,170           669        206,032      5,176
   Mortality and expense risk charges (note 2)..........      (1,540)         (919)       (70,831)    (5,306)
                                                             -------       -------     ----------   --------
      Net investment income (loss)......................        (370)         (250)       135,201       (130)
                                                             -------       -------     ----------   --------

   Proceeds from mutual fund shares sold................      18,888         6,685        907,880    179,871
   Cost of mutual fund shares sold......................     (20,915)      (11,004)    (1,064,804)  (179,868)
                                                             -------       -------     ----------   --------
      Realized gain (loss) on investments...............      (2,027)       (4,319)      (156,924)         3
   Change in unrealized gain (loss)
      on investments....................................     (30,532)      (18,026)    (1,661,226)        (3)
                                                             -------       -------     ----------   --------
      Net gain (loss) on investments....................     (32,559)      (22,345)    (1,818,150)        --
                                                             -------       -------     ----------   --------
   Reinvested capital gains.............................       1,902            --             --         --
                                                             -------       -------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations............     (31,027)      (22,595)    (1,682,949)      (130)
                                                             =======       =======     ==========   ========


See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
Years Ended December 31,2002 and 2001

                                                        Total               ACVPIncGr3       ACVPUltra3        ACVPVal3
                                              -------------------------   --------------   --------------   --------------
Investment activity:                             2002           2001        2002    2001     2002    2001     2002    2001
                                              ------------   ----------   -------   ----   -------   ----   -------   ----
   Net investment income (loss) ...........   $   (213,514)       8,858    (1,262)    --      (405)    --    (1,163)    --
   Realized gain (loss) on investments ....    (15,991,990)  (3,854,297)   (2,352)    --      (906)    --    (6,190)    --
   Change in unrealized gain (loss)
      on investments ......................     (1,819,908)   2,185,033    (4,481)    --   (10,254)    --     3,710     --
   Reinvested capital gains ...............        400,547      776,526        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .......................    (17,624,865)    (883,880)   (8,095)    --   (11,565)    --    (3,643)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    199,127,463   26,670,601   141,758     --   102,591     --   211,163     --
   Transfers between funds ................             --           --   243,292     --   166,321     --   162,704     --
   Redemptions (note 3) ...................    (16,262,507)  (2,089,190)    (634)     --      (245)    --   (14,325)    --
   Annuity benefits .......................        (19,565)     (25,021)       --     --        --     --        --     --
   Annual contract maintenance charges
      (note 2) ............................         (4,228)      (5,044)       --     --        --     --        --     --
   Contingent deferred sales charges
      (note 2) ............................       (107,757)          --        --     --        --     --        --     --
   Adjustments to maintain reserves .......        (62,701)      37,473       (22)    --       (14)    --       (10)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
         Net equity transactions ..........    182,670,705   24,588,819   384,394     --   268,653     --   359,532     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---

Net change in contract owners'equity ......    165,045,840   23,704,939   376,299     --   257,088     --   355,889     --
Contract owners'equity beginning
   of period ..............................     33,802,859   10,097,920        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
Contract owners'equity end of period ......   $198,848,699   33,802,859   376,299     --   257,088     --   355,889     --
                                              ============   ==========   =======   ====   =======    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ........................      2,890,079      329,057        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
   Units purchased ........................     21,599,479    3,311,359    45,835     --    32,325     --    42,688     --
   Units redeemed .........................     (3,574,345)    (750,337)      (75)    --       (29)    --    (1,519)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
   Ending units ...........................     20,915,213    2,890,079    45,760     --    32,296     --    41,169     --
                                              ============   ==========   =======   ====   =======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FidVIPEIS2R       FidVIPGrS2R     FidVIPConS2R       GVITGvtBd3
                                              ---------------   --------------   --------------   ----------------
Investment activity:                            2002     2001     2002    2001     2002    2001      2002     2001
                                              --------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss)............   $   (885)    --      (168)    --    (1,476)    --      75,356     --
   Realized gain (loss) on investments.....     (3,935)    --      (392)    --      (909)    --      16,023     --
   Change in unrealized gain (loss)
      on investments.......................     (2,832)    --    (5,590)    --    (6,026)    --      28,392     --
   Reinvested capital gains................         --     --        --     --        --     --      53,765     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................     (7,652)    --    (6,150)    --    (8,411)    --     173,536     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3).............    178,763     --   103,068     --   222,688     --     658,864     --
   Transfers between funds.................    231,152     --    39,572     --   507,773     --   6,845,112     --
   Redemptions (note 3)....................    (13,994)    --      (804)    --      (186)    --     (55,524)    --
   Annuity benefits........................         --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2).............................         --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2).............................         --     --        --     --        --     --          --     --
   Adjustments to maintain reserves........         (9)    --        (2)    --       (14)    --          43     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions...........    395,912     --   141,834     --   730,261     --   7,448,495     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity......    388,260     --   135,684     --   721,850     --   7,622,031     --
Contract owners' equity beginning
   of period...............................         --     --        --     --        --     --          --     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period......   $388,260     --   135,684     --   721,850     --   7,622,031     --
                                              ========    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units.........................         --     --        --     --        --     --          --     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased.........................     49,017     --    18,317     --    83,638     --     713,092     --
   Units redeemed..........................     (1,566)    --      (102)    --       (21)    --      (5,199)    --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
   Ending units............................     47,451     --    18,215     --    83,617     --     707,893     --
                                              ========    ===   =======    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITMyMkt2            GVITSmCapGr3    GVITSmCapVal3    GVITSmComp3
                                              --------------------------   --------------   -------------   ------------
Investment activity:                             2002           2001        2002     2001    2002    2001    2002    2001
                                              ------------   -----------   -------   ----   ------   ----   ------   ----
   Net investment income (loss)............   $   (401,604)       (5,960)     (110)    --      (85)    --     (155)    --
   Realized gain (loss) on investments.....             --            --    (4,702)    --   (1,634)    --     (595)    --
   Change in unrealized gain (loss)
      on investments.......................             --            --       (38)    --      575     --   (1,901)    --
   Reinvested capital gains................             --            --        --     --       70     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................       (401,604)       (5,960)   (4,850)    --   (1,074)    --   (2,651)    --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3).............    160,681,437    26,279,966    80,057     --   26,887     --   53,908     --
   Transfers between funds.................    (53,818,827)  (11,987,376)  (57,052)    --   37,070     --       54     --
   Redemptions (note 3)....................    (12,563,852)     (503,020)     (666)    --      (71)    --       --     --
   Annuity benefits........................             --            --        --     --       --     --       --     --
   Annual contract maintenance charges
      (note 2).............................             --            --        --     --       --     --       --     --
   Contingent deferred sales charges
      (note 2).............................        (74,151)           --        --     --       --     --       --     --
   Adjustments to maintain reserves........         (4,167)          (19)       (4)    --       (9)    --       (8)    --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
         Net equity transactions...........     94,220,440    13,789,551    22,335     --   63,877     --   53,954     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---

Net change in contract owners' equity......     93,818,836    13,783,591    17,485     --   62,803     --   51,303     --
Contract owners' equity beginning
   of period...............................     13,783,591            --        --     --       --     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
Contract owners' equity end of period......   $107,602,427    13,783,591    17,485     --   62,803     --   51,303     --
                                              ============   ===========   =======    ===   ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units.........................      1,379,982            --        --     --       --     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
   Units purchased.........................     12,240,065     1,824,562     3,458     --    8,832     --    6,534     --
   Units redeemed..........................     (2,768,912)     (444,580)   (1,021)    --      (10)    --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
   Ending units............................     10,851,135     1,379,982     2,437     --    8,822     --    6,534     --
                                              ============   ===========   =======    ===   ======    ===   ======    ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITSMdCpGr3      GVITTotRt3           RyArktos              RyBank
                                                --------------   --------------   --------------------   ----------------
Investment activity:                              2002    2001    2002     2001      2002       2001       2002     2001
                                                -------   ----   -------   ----   ---------   --------   -------   ------
   Net investment income (loss) .............   $  (116)    --       715     --      11,949     (4,836)   (8,811)     (24)
   Realized gain (loss) on investments ......       (15)    --      (861)    --    (297,085)  (661,424)   46,163      470
   Change in unrealized gain (loss)
      on investments ........................    (3,016)    --    (3,568)    --     114,887       (340)   (5,759)    (603)
   Reinvested capital gains .................        --     --        --     --          --         --        --       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (3,147)    --    (3,714)    --    (170,249)  (666,600)   31,593     (157)
                                                -------    ---   -------    ---   ---------   --------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    18,774     --   148,648     --     385,861     (1,572)  399,535      590
   Transfers between funds ..................    31,866     --   254,087     --   6,911,771    692,902   436,497   93,198
   Redemptions (note 3) .....................        --     --      (403)    --    (303,871)        --   (51,502)      --
   Annuity benefits .........................        --     --        --     --          --         --        --       --
   Annual contract maintenance charges
      (note 2) ..............................        --     --        --     --          --         --        --       --
   Contingent deferred sales charges
      (note 2) ..............................        --     --        --     --      (4,579)        --      (783)      --
   Adjustments to maintain reserves .........        (4)    --       (20)    --      14,940       (136)   12,838       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
         Net equity transactions ............    50,636     --   402,312     --   7,004,122    691,194   796,585   93,788
                                                -------    ---   -------    ---   ---------   --------   -------   ------

Net change in contract owners' equity .......    47,489     --   398,598     --   6,833,873     24,594   828,178   93,631
Contract owners' equity beginning
   of period ................................        --     --        --     --      24,594         --    93,631       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
Contract owners' equity end of period .......   $47,489     --   398,598     --   6,858,467     24,594   921,809   93,631
                                                =======    ===   =======    ===   =========   ========   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................        --     --        --     --       3,558         --     9,088       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
   Units purchased ..........................     6,721     --    49,279     --     779,164      3,558    87,202    9,088
   Units redeemed ...........................        --     --       (49)    --     (29,950)        --    (4,783)      --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
   Ending units .............................     6,721     --    49,230     --     752,772      3,558    91,507    9,088
                                                =======    ===   =======    ===   =========   ========   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     RyBasicM             RyBioTech           RyConsProd            RyElec
                                                ------------------   ------------------   -----------------   -----------------
Investment activity:                              2002       2001      2002       2001       2002      2001     2002      2001
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Net investment income (loss) .............   $ (4,295)     (203)    (11,118)     (40)    (12,428)     (5)    (7,874)     (40)
   Realized gain (loss) on investments ......   (227,152)  (23,598)   (744,646)    (200)   (135,129)    444   (620,240)  (1,370)
   Change in unrealized gain (loss)
      on investments ........................     (1,434)       (3)    (19,575)  (1,385)    (16,960)     17     (4,254)  (2,737)
   Reinvested capital gains .................         --        --       1,974       --       2,365      --      7,136       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (232,881)  (23,804)   (773,365)  (1,625)   (162,152)    456   (625,232)  (4,147)
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    434,470        --     129,190      590     568,033     590    205,566      590
   Transfers between funds ..................    104,868    25,937     983,750   39,435     952,513      85    697,082   62,691
   Redemptions (note 3) .....................     (8,808)       --     (21,576)      --     (68,703)     --    (49,454)      --
   Annuity benefits .........................         --        --          --       --          --      --         --       --
   Annual contract maintenance charges
      (note 2) ..............................         --        --          --       --          --      --         --       --
   Contingent deferred sales charges
      (note 2) ..............................        (62)       --          --       --        (825)     --         (1)      --
   Adjustments to maintain reserves .........       (797)      (1)       3,211       --         508      --    (29,787)       2
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
         Net equity transactions ............    529,671    25,936   1,094,575   40,025   1,451,526     675    823,406   63,283
                                                --------   -------   ---------   ------   ---------   -----   --------   ------

Net change in contract owners' equity .......    296,790     2,132     321,210   38,400   1,289,374   1,131    198,174   59,136
Contract owners' equity beginning
   of period ................................      2,132        --      38,400       --       1,131      --     59,136       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
Contract owners' equity end of period .......   $298,922     2,132     359,610   38,400   1,290,505   1,131    257,310   59,136
                                                ========   =======   =========   ======   =========   =====   ========   ======

CHANGES IN UNITS:
   Beginning units ..........................        192        --       3,359       --         109      --      4,181       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Units purchased ..........................     31,531       192      56,071    3,359     136,782     109     33,073    4,181
   Units redeemed ...........................       (499)       --      (1,046)      --      (5,668)     --     (1,633)      --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Ending units .............................     31,224       192      58,384    3,359     131,223     109     35,621    4,181
                                                ========   =======   =========   ======   =========   =====   ========   ======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     RyEnergy            RyEnSvc             RyFinSvc           RyHealthC
                                               ------------------   ------------------   ----------------   ----------------
Investment activity:                              2002       2001     2002       2001      2002     2001       2002     2001
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Net investment income (loss) ............   $  (10,269)    (10)   (12,480)     (460)   (6,684)     (17)    (12,982)   (10)
   Realized gain (loss) on investments .....       29,349     445   (410,894)   27,273    (5,743)      --    (238,409)  (651)
   Change in unrealized gain (loss)
      on investments .......................      (14,500)    206    (35,120)   (1,532)   (9,610)     448     (17,394)     1
   Reinvested capital gains ................           --      --     41,888        --     1,918       --       1,202     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................        4,580     641   (416,606)   25,281   (20,119)     431    (267,583)  (660)
                                               ----------   -----   --------   -------   -------   ------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      416,750     590    242,685       945   275,468      590     334,995    236
   Transfers between funds .................    1,062,723   3,338    667,232   398,078   258,117   34,337   1,026,984    653
   Redemptions (note 3) ....................      (92,047)     --    (78,655)       --   (23,835)      --     (91,141)    --
   Annuity benefits ........................           --      --         --        --        --       --          --     --
   Annual contract maintenance charges
      (note 2) .............................           --      --         --        --        --       --          --     --
   Contingent deferred sales charges
      (note 2) .............................       (1,473)     --       (124)       --      (581)      --      (1,311)    --
   Adjustments to maintain reserves ........         (160)      1        138        (1)     (112)       1        (394)    --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
         Net equity transactions ...........    1,385,793   3,929    831,276   399,022   509,057   34,928   1,269,133    889
                                               ----------   -----   --------   -------   -------   ------   ---------   ----

Net change in contract owners' equity ......    1,390,373   4,570    414,670   424,303   488,938   35,359   1,001,550    229
Contract owners' equity beginning
   of period ...............................        4,570      --    424,303        --    35,359       --         229     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
Contract owners' equity end of period ......   $1,394,943   4,570    838,973   424,303   524,297   35,359   1,001,779    229
                                               ==========   =====   ========   =======   =======   ======   =========   ====

CHANGES IN UNITS:
   Beginning units .........................          444      --     33,477        --     3,379       --          23     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Units purchased .........................      167,210     444     46,253    33,477    58,821    3,379     139,475     23
   Units redeemed ..........................       (9,252)     --     (3,409)       --    (2,412)      --      (8,232)    --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Ending units ............................      158,402     444     76,321    33,477    59,788    3,379     131,266     23
                                               ==========   =====   ========   =======   =======   ======   =========   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      RyNet              RyLgCapEuro           RyLgCapJapan          RyLeisure
                                               -------------------   -------------------   -------------------   -----------------
Investment activity:                             2002       2001        2002       2001       2002       2001      2002      2001
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Net investment income (loss) ............   $ (4,353)      (195)    (13,995)     (458)     (24,661)    (278)    (9,756)     (33)
   Realized gain (loss) on investments .....    223,909   (341,456)   (735,211)   (9,063)  (1,012,950)   6,639   (244,050)      --
   Change in unrealized gain (loss)
      on investments .......................    (13,844)       (26)       (802)    3,183       63,962       --    (23,237)     625
   Reinvested capital gains ................         --         --      24,350        --        6,169       --         --       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    205,712   (341,677)   (725,658)   (6,338)    (967,480)   6,361   (277,043)     592
                                               --------   --------   ---------   -------   ----------   ------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    102,688         --     294,973     1,705      143,281       --    316,121       --
   Transfers between funds .................     72,315    342,348   1,868,438   395,258    3,421,711   (6,361)   505,009   37,109
   Redemptions (note 3) ....................    (40,518)        --     (39,010)     (737)     (65,299)      --    (50,423)      --
   Annuity benefits ........................         --         --          --        --           --       --         --       --
   Annual contract maintenance charges
      (note 2) .............................         --         --          --        --           --       --         --       --
   Contingent deferred sales charges
      (note 2) .............................        (23)        --        (223)       --           --       --       (826)      --
   Adjustments to maintain reserves ........       (637)       (10)     (4,423)        4         (698)      --     23,140        1
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
         Net equity transactions ...........    133,825    342,338   2,119,755   396,230    3,498,995   (6,361)   793,021   37,110
                                               --------   --------   ---------   -------   ----------   ------   --------   ------

Net change in contract owners' equity ......    339,537        661   1,394,097   389,892    2,531,515       --    515,978   37,702
Contract owners' equity beginning
   of period ...............................        661         --     389,892        --           --       --     37,702       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
Contract owners' equity end of period ......   $340,198        661   1,783,989   389,892    2,531,515       --    553,680   37,702
                                               ========   ========   =========   =======   ==========   ======   ========   ======

CHANGES IN UNITS:
   Beginning units .........................         47         --      35,296        --           --       --      3,229       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Units purchased .........................     51,588         47     196,895    35,361      363,749      529     56,258    3,229
   Units redeemed ..........................     (8,164)        --      (3,427)      (65)      (6,427)    (529)    (3,077)      --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Ending units ............................     43,471         47     228,764    35,296      357,322       --     56,410    3,229
                                               ========   ========   =========   =======   ==========   ======   ========   ======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  RyMedius             RyMekros                RyNova               RyOTC
                                           --------------------  ---------------------  -------------------  -------------------
Investment activity:                           2002       2001      2002       2001        2002      2001       2002      2001
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Net investment income (loss) .........  $   (19,810)  (1,186)    (51,832)    (1,527)    100,702     (910)    (31,595)    (645)
   Realized gain (loss) on investments ..   (1,204,275)  93,753  (1,965,775)   (13,777) (1,642,105)  (7,188) (1,978,459) (28,558)
   Change in unrealized gain (loss)
      on investments ....................      (17,842)  (1,197)   (141,823)    (7,134)    (84,853)   6,609      (2,011) (15,758)
   Reinvested capital gains .............       53,699    6,662     172,575      8,594          --       --          --       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (1,188,228)  98,032  (1,986,855)   (13,844) (1,626,256)  (1,489) (2,012,065) (44,961)
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      292,281       --   8,101,327         31     517,134   40,000     199,542       --
   Transfers between funds ..............    2,700,187  340,086  (4,100,688) 8,215,986   4,195,231  876,996   3,519,305  476,619
   Redemptions (note 3) .................      (44,779)    (748)   (107,433)      (500)   (130,956)  (1,497)   (106,977)    (499)
   Annuity benefits .....................           --       --          --         --          --       --          --       --
   Annual contract maintenance
      charges (note 2) ..................           --       --          --         --          --       --          --       --
   Contingent deferred sales charges
      (note 2) ..........................         (439)      --        (468)        --      (1,636)      --      (1,220)      --
   Adjustments to maintain reserves .....       (9,471)    (217)    (38,963)    76,867     (20,905)       9      (6,964)      12
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
      Net equity transactions ...........    2,937,779  339,121   3,853,775  8,292,384   4,558,868  915,508   3,603,686  476,132
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------

Net change in contract owners' equity ...     1,749,551  437,153   1,866,920  8,278,540   2,932,612  914,019   1,591,621  431,171
Contract owners' equity beginning
   of period ............................      437,153       --   8,278,540         --     914,019       --     431,171       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
Contract owners'equity end of period ....  $ 2,186,704  437,153  10,145,460  8,278,540   3,846,631  914,019   2,022,792  431,171
                                           ===========  =======  ==========  =========  ==========  =======  ==========  =======

CHANGES IN UNITS:
   Beginning units ......................       35,445       --     651,243         --      81,264       --      31,958       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Units purchased ......................      205,474   35,523     806,823    651,283     471,186   81,396     222,900   31,991
   Units redeemed .......................       (2,985)     (78)   (205,551)       (40)    (12,405)    (132)     (6,063)     (33)
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Ending units .........................      237,934   35,445   1,252,515    651,243     540,045   81,264     248,795   31,958
                                           ===========  =======  ==========  =========  ==========  =======  ==========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyPrecMet         RyRealEst           RyRetail          RySectRot
                                           ------------------  ------------------  -----------------  ---------------
Investment activity:                           2002     2001      2002     2001      2002     2001       2002    2001
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Net investment income (loss) .........  $  (31,438)    (37)    12,143      317    (4,943)     (90)   (16,860)   --
   Realized gain (loss) on investments ..    (110,604)    714    (41,179)  62,907   (91,182)   1,782   (424,238)   --
   Change in unrealized gain (loss)
      on investments ....................      93,388  (1,077)    (5,942)    (305)   (7,472)     (46)  (116,445)   --
   Reinvested capital gains .............          --      --        373       --     4,421       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Net increase (decrease) in
      contract owners' equity
      resulting from operations .........     (48,654)   (400)   (34,605)  62,919   (99,176)   1,646   (557,543)   --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,086,539   9,950     88,292  (61,642)  236,873       --  3,281,788    --
   Transfers between funds ..............   6,163,862  46,492    971,489   57,024  (566,804) 693,590    485,244    --
   Redemptions (note 3) .................    (230,304)     --     (7,974)      --   (82,895)      --    (44,619)   --
   Annuity benefits .....................          --      --         --       --        --       --         --    --
   Annual contract maintenance
      charges (note 2) ..................          --      --         --       --        --       --         --    --
   Contingent deferred sales charges
      (note 2) ..........................      (3,781)     --         --       --      (367)      --       (179)   --
   Adjustments to maintain reserves .....       6,125      (1)      (297)      11       433       (1)     2,471    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
      Net equity transactions ...........   7,022,441  56,441  1,051,510   (4,607) (412,760) 693,589  3,724,705    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----

Net change in contract owners'equity        6,973,787  56,041  1,016,905   58,312  (511,936) 695,235  3,167,162    --
Contract owners' equity beginning
   of period ............................      56,041      --     58,312       --   695,235       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
Contract owners' equity end of period ...  $7,029,828  56,041  1,075,217   58,312   183,299  695,235  3,167,162    --
                                           ==========  ======  =========  =======  ========  =======  =========  ====

CHANGES IN UNITS:
   Beginning units ......................       5,933      --      5,572       --    58,791       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Units purchased ......................     528,347   5,933    100,539    5,572    22,160   58,791    416,825    --
   Units redeemed .......................     (15,780)     --       (745)      --   (60,781)      --     (4,823)   --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Ending units .........................     518,500   5,933    105,366    5,572    20,170   58,791    412,002    --
                                           ==========  ======  =========  =======  ========  =======  =========  ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyTech               RyTele            RyTitan500            RyTrans
                                           -------------------   ---------------   --------------------   ---------------
Investment activity:                          2002       2001      2002     2001      2002       2001       2002     2001
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Net investment income (loss) .........  $   (5,062)     (25)   (5,214)     (1)    (15,708)    (1,312)   (4,597)     (1)
   Realized gain (loss) on investments...    (161,778)     102   108,902     (18)   (693,729)  (287,980)   41,911       4
   Change in unrealized gain (loss)
      on investments ....................     (97,232)  (2,284)  (56,499)    (23)     (2,645)        26    (4,491)     (7)
   Reinvested capital gains .............      21,717       --        --      --       5,023         --        --      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (242,355)  (2,207)   47,189     (42)   (707,059)  (289,266)   32,823      (4)
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     329,187       --   136,800     590     853,130    253,105   242,002      --
   Transfers between funds ..............     911,189   60,170   741,463     879   1,430,844     48,472   116,462   1,949
   Redemptions (note 3) .................     (42,969)      --   (34,058)     --     (94,968)        --    (1,630)     --
   Annuity benefits .....................          --       --        --      --          --         --        --      --
   Annual contract maintenance charges
      (note 2) ..........................          --       --        --      --          --         --        --      --
   Contingent deferred sales charges
      (note 2) ..........................          --       --    (1,198)     --      (1,421)        --        --      --
   Adjustments to maintain reserves .....      (3,650)       1      (350)      1      (2,834)       (33)      184      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
         Net equity transactions ........   1,193,757   60,171   842,657   1,470   2,184,751    301,544   357,018   1,949
                                           ----------   ------   -------   -----   ---------   --------   -------   -----

Net change in contract owners' equity ...     951,402   57,964   889,846   1,428   1,477,692     12,278   389,841   1,945
Contract owners' equity beginning
   of period ............................      57,964       --     1,428      --      12,278         --     1,945      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
Contract owners' equity end of period ...  $1,009,366   57,964   891,274   1,428   1,489,970     12,278   391,786   1,945
                                           ==========   ======   =======   =====   =========   ========   =======   =====

CHANGES IN UNITS:
   Beginning units ......................       4,346       --       139      --       1,055         --       161      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Units purchased ......................     125,703    4,346   151,333     139     248,706      1,055    37,319     161
   Units redeemed .......................      (4,072)      --    (5,446)     --      (9,547)        --      (168)     --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Ending units .........................     125,977    4,346   146,026     139     240,214      1,055    37,312     161
                                           ==========   ======   =======   =====   =========   ========   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyUSGvtBd               RyUrsa
                                           ---------------------   ------------------
Investment activity:                           2002        2001       2002      2001
                                           -----------   -------   ---------   ------
   Net investment income (loss) .........  $   238,065       306      (2,920)    (842)
   Realized gain (loss) on
      investments .......................    1,865,403    (4,052)   (604,025)  50,272
   Change in unrealized gain (loss)
      on investments ....................      216,283     4,320     106,356      (72)
   Reinvested capital gains .............           --        --          --       --
                                           -----------   -------   ---------   ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    2,319,751       574    (500,589)  49,358
                                           -----------   -------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   14,717,907    83,530     824,812      (33)
   Transfers between funds ..............   (5,329,598)  268,076   7,789,697    9,566
   Redemptions (note 3) .................     (384,606)   (4,002)   (201,477)      --
   Annuity benefits .....................           --        --          --       --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --       --
   Contingent deferred sales charges
      (note 2) ..........................       (6,246)       --      (3,221)      --
   Adjustments to maintain reserves .....       (2,639)      (83)         28      (15)
                                           -----------   -------   ---------   ------
         Net equity transactions ........    8,994,818   347,521   8,409,839    9,518
                                           -----------   -------   ---------   ------

Net change in contract owners' equity ...   11,314,569   348,095   7,909,250   58,876
Contract owners' equity beginning
   of period ............................      348,095        --      58,876       --
                                           -----------   -------   ---------   ------
Contract owners' equity end of period ...  $11,662,664   348,095   7,968,126   58,876
                                           ===========   =======   =========   ======

CHANGES IN UNITS:
   Beginning units ......................       36,066        --       6,489       --
                                           -----------   -------   ---------   ------
   Units purchased ......................    1,276,229    36,472     743,520    6,489
   Units redeemed .......................     (278,916)     (406)    (16,612)      --
                                           -----------   -------   ---------   ------
   Ending units .........................    1,033,379    36,066     733,397    6,489
                                           ===========   =======   =========   ======

                                                 RyUtil                 RyVel100
                                           ------------------   -----------------------
Investment activity:                          2002      2001       2002         2001
                                           ---------   ------   ----------   ----------
   Net investment income (loss) .........     (6,627)     (35)     (43,154)      (9,419)
   Realized gain (loss) on
      investments .......................   (138,562)   3,127   (4,410,472)   1,321,065
   Change in unrealized gain (loss)
      on investments ....................     29,571      322      (29,795)        (329)
   Reinvested capital gains .............         --       --           --           --
                                           ---------   ------   ----------   ----------
      Net increase (decrease) in
         contract owners'equity
         resulting from operations ......   (115,618)   3,414   (4,483,421)   1,311,317
                                           ---------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     81,185       --    1,260,442       60,250
   Transfers between funds ..............  2,230,007   56,317    5,129,977   (1,283,856)
   Redemptions (note 3) .................    (19,882)      --     (255,027)          --
   Annuity benefits .....................         --       --           --           --
   Annual contract maintenance charges
      (note 2) ..........................         --       --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (119)      --       (2,107)          --
   Adjustments to maintain reserves .....        (27)       1        1,646      (39,273)
                                           ---------   ------   ----------   ----------
         Net equity transactions ........  2,291,164   56,318    6,134,931   (1,262,879)
                                           ---------   ------   ----------   ----------

Net change in contract owners' equity ...  2,175,546   59,732    1,651,510       48,438
Contract owners' equity beginning
   of period ............................     59,732       --       48,438           --
                                           ---------   ------   ----------   ----------
Contract owners' equity end of period ...  2,235,278   59,732    1,699,948       48,438
                                           =========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      6,401       --        3,156           --
                                           ---------   ------   ----------   ----------
   Units purchased ......................    357,645    6,401      378,675        6,171
   Units redeemed .......................     (3,025)      --      (13,995)      (3,015)
                                           ---------   ------   ----------   ----------
   Ending units .........................    361,021    6,401      367,836        3,156
                                           =========   ======   ==========   ==========


NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              SBGSFundVal         SBSFIHiGr         SBTSIntlGro            SBTSLgCap
                                           ------------------   -------------   ------------------   ----------------------
Investment activity:                         2002      2001     2002    2001     2002       2001        2002        2001
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Net investment income (loss) .........  $   (370)     (999)    --      (11)     (250)    (1,889)     135,201          82
   Realized gain (loss) on investments ..    (2,027)    3,664     --     (183)   (4,319)     1,748     (156,924)       (219)
   Change in unrealized gain (loss)
      on investments ....................   (30,532)  (30,920)    --      269   (18,026)   (60,802)  (1,661,226)    (23,399)
   Reinvested capital gains .............     1,902    16,932     --       --        --         --           --       6,106
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (31,027)  (11,323)    --       75   (22,595)   (60,943)  (1,682,949)    (17,430)
                                           --------   -------   ----   ------   -------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        --        --     --       --        --         --           --          --
   Transfers between funds ..............   (10,637)       --     --       --    (5,722)   (42,231)     (11,303)  6,455,339
   Redemptions (note 3) .................    (6,625)  (31,624)    --   (7,624)       --    (63,199)    (656,405)         --
   Annuity benefits .....................        --        --     --       --        --         --      (19,206)         --
   Annual contract maintenance charges
      (note 2) ..........................       (61)     (101)    --       (3)      (31)       (43)      (3,848)        (54)
   Contingent deferred sales charges
      (note 2) ..........................        --        --     --       --        --         --         (393)         --
   Adjustments to maintain reserves .....        --       (12)    --        3        (4)       (10)     123,117           3
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
         Net equity transactions ........   (17,323)  (31,737)    --   (7,624)   (5,757)  (105,483)    (568,038)  6,455,288
                                           --------   -------   ----   ------   -------   --------   ----------   ---------

Net change in contract owners' equity ...   (48,350)  (43,060)    --   (7,549)  (28,352)  (166,426)  (2,250,987)  6,437,858
Contract owners' equity beginning
   of period ............................   145,095   188,155     --    7,549    86,077    252,503    6,623,962     186,104
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
Contract owners' equity end of period ...  $ 96,745   145,095     --       --    57,725     86,077    4,372,975   6,623,962
                                           ========   =======   ====   ======   =======   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................     7,263     8,805     --      623     8,169     16,278      432,693      11,018
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Units purchased ......................        --        --     --       --        --         --           --     421,675
   Units redeemed .......................    (1,028)   (1,542)    --     (623)     (699)    (8,109)     (51,297)         --
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Ending units .........................     6,235     7,263     --       --     7,470      8,169      381,396     432,693
                                           ========   =======   ====   ======   =======   ========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 SBTSMMkt             SBVAFIncGro         SBVAFResAcct     SBVAFUSGovHQ
                                           -------------------   ---------------------   --------------   ---------------
Investment activity:                          2002      2001       2002        2001      2002    2001     2002     2001
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Net investment income (loss) .........  $    (130)      329         --       16,590     --     2,005     --     20,727
   Realized gain (loss) on investments ..          3        --         --   (4,018,633)    --    (3,547)    --    (26,789)
   Change in unrealized gain (loss)
      on investments ....................         (3)       --         --    2,305,380     --     2,036     --     11,570
   Reinvested capital gains .............         --        --         --      738,232     --        --     --         --
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (130)      329         --     (958,431)    --       494     --      5,508
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --        --         --           --     --        --     --         --
   Transfers between funds ..............     27,661   454,381         --   (6,413,107)    --   (26,956)    --   (427,424)
   Redemptions (note 3) .................   (173,377)       --         --   (1,434,283)    --   (10,750)    --    (30,707)
   Annuity benefits .....................       (359)       --         --      (23,561)    --        --     --     (1,460)
   Annual contract maintenance charges
      (note 2) ..........................       (288)      (30)        --       (4,515)    --       (43)    --       (255)
   Contingent deferred sales charges
      (note 2) ..........................         --        --         --           --     --        --     --         --
   Adjustments to maintain reserves .....        365         7   (124,134)         341     --        13   (359)         7
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
         Net equity transactions ........   (145,998)  454,358   (124,134)  (7,875,125)    --   (37,736)  (359)  (459,839)
                                           ---------   -------   --------   ----------   ----   -------   ----   --------

Net change in contract owners' equity ...   (146,128)  454,687   (124,134)  (8,833,556)    --   (37,242)  (359)  (454,331)
Contract owners' equity beginning
   of period ............................    468,674    13,987    124,134    8,957,690     --    37,242    359    454,690
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
Contract owners' equity end of period ...  $ 322,546   468,674         --      124,134     --        --     --        359
                                           =========   =======   ========   ==========   ====   =======   ====   ========

CHANGES IN UNITS:
   Beginning units ......................     37,571     1,148         --      261,552     --     2,588     --     27,045
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Units purchased ......................      2,222    36,423         --           --     --        --     --         --
   Units redeemed .......................    (13,925)       --         --     (261,552)    --    (2,588)    --    (27,045)
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Ending units .........................     25,868    37,571         --           --     --        --     --         --
                                           =========   =======   ========   ==========   ====   =======   ====   ========

See accompanying notes to financial statements.

===============================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
                American Century VP - Ultra(R) Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)

             Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)*

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity Income Portfolio - Service Class 2 R (FidVIPEIS2R)
                Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)

             Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                 Fidelity(R) VIP II - Contrafund(R) Portfolio: Service Class 2 R
                    (FidVIPConS2R)

             Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
                Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3) Gartmore GVIT Strong Mid Cap Growth Fund - Class III (GVITMdCpGr3)
                Gartmore GVIT Total Return Fund - Class III (GVITTotRt3)

             Portfolios of the Rydex Variable Trust;
                Rydex Variable Trust - Arktos Fund (RyArktos)
                Rydex Variable Trust - Banking Fund (RyBank)
                Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
                Rydex Variable Trust - Energy Fund (RyEnergy)
                Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)
                Rydex Variable Trust - Internet Fund (RyNet)
                Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, Continued

                Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
                Rydex Variable Trust - Medius Fund (RyMedius)
                Rydex Variable Trust - Mekros Fund (RyMekros)
                Rydex Variable Trust - Nova Fund (RyNova)
                Rydex Variable Trust - OTC Fund (RyOTC)
                Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
                Rydex Variable Trust - Retailing Fund (RyRetail)
                Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
                Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                Rydex Variable Trust - Transportation Fund (RyTrans)
                Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                Rydex Variable Trust - Utilities Fund (RyUtil)
                Rydex Variable Trust - Velocity 100 Fund (RyVel100)

             Portfolios of the Smith Barney Greenwich Street Series Fund (Smith Barney GSSF);
                Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio (SBGSIHiGr)*

             Portfolios of the Smith Barney Travelers Series Fund Inc. (Smith Barney TSF);
                Smith Barney TSF - International All Cap Growth Portfolio (formerly International Equity Portfolio) (SBTSIntlGro) Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

             Portfolios of the Smith Barney Variable Account Funds (Smith Barney
             VAF);
                Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
                *
                Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)* Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio (SBVAFUSGovHQ)*

             Portfolio of the Stong GVIT (formerly Nationwide(R) Separate Account Trust);
                Strong GVIT Mid Cap Growth Fund - Class III (SGVITMdCpGr3)*

             *At December 31, 2002, contract owners' were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed $1,802,067 and $228,558 to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Nationwide Variable Account-4 Options                                           Smith Barney  Market Flex Annuity
                                                                                                  ------------  -------------------
Mortality and Expense Risk - Basic                                                                   1.30%+            1.15%
                                                                                                     ----              ----
CDSC Options:
   No CDSC                                                                                             --              0.20%
                                                                                                     ----              ----
Death Benefit Options:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                        --              0.20%
      If death before annuitization, benefit will be greatest of (i)
      contract value, (ii) purchase payments less surrenders or (iii)
      highest contract value before 86th birthday less surrenders.

                                                                                                     ----              ----
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)       --              0.25%
      If death before annuitization, benefit will be greatest of (i)
      contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
      interest anniversary value.
                                                                                                     ----              ----

Extra Value Option (EV):                                                                               --              0.45%
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of
      3% credit of purchase payments made during first 12 months contract is in force.

                                                                                                     ----              ----
Maximum Variable Account Charges*                                                                    1.30%+            2.05%
                                                                                                     ----              ----

*    When maximum options are utilized.

+    Includes 0.05% administration charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                    Total     ACVPIncGr3   ACVPUltra3   ACVPVal3   FidVIPEIS2R
                 ----------   ----------   ----------   --------   -----------
1.15% ........   $  509,752        542         474          601         86
1.30% ........       77,354         --          --           --         --
1.35% ........      354,374        330         293          316        365
1.40% ........       45,830        184           3          192        379
1.55% ........       21,494          8           6           34         11
1.60% ........       27,232         --          --           --          4
1.60% EV .....      340,920        136          98            6         13
1.80% EV .....       95,653         25          --            8         --
1.85% EV .....       48,740         --          --           --         --
2.00% EV .....        8,889         --          --           --         --
2.05% EV .....        3,629         37          --            6         27
                 ----------      -----         ---        -----        ---
   Totals ....   $1,533,867      1,262         874        1,163        885
                 ==========      =====         ===        =====        ===

                 FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3   GVITMyMkt2   GVITSmCapGr3
                 -----------   ------------   ----------   ----------   ------------
1.15% ........       $ 74            490         1,656       279,749          19
1.35% ........         78            572        16,628       140,576          32
1.40% ........          1            178         1,420        18,186          26
1.55% ........          5             47           199        10,390          33
1.60% ........         --             --            13        16,398          --
1.60% EV .....         --             84         1,616       190,292          --
1.80% EV .....         10             11            18        73,219          --
1.85% EV .....         --             --           192        25,991          --
2.00% EV .....         --             65            52         7,499          --
2.05% EV .....         --             29           149         1,955          --
                     ----          -----        ------       -------         ---
   Totals ....       $168          1,476        21,943       764,255         110
                     ====          =====        ======       =======         ===

                 GVITSmCapVal3   GVITSmComp3   GVITSMdCpGr3   GVITTotRt3   RyArktos
                 -------------   -----------   ------------   ----------   --------
1.15% ........         $  6           93            --             63       38,194
1.35% ........           24           62           103            372        7,780
1.40% ........           19           --            --            365          221
1.55% ........            6           --             6             22          391
1.60% ........           --           --            --             14          418
1.60% EV .....            9           --            --             97        8,196
1.80% EV .....            9           --             7              7        1,579
1.85% EV .....           --           --            --             --        1,130
2.00% EV .....           33           --            --             --           40
2.05% EV .....            4           --            --              3           71
                       ----          ---           ---            ---       ------
   Totals ....         $110          155           116            943       58,020
                       ====          ===           ===            ===       ======

                   RyBank   RyBasicM   RyBioTech   RyConsProd   RyElec
                  -------   --------   ---------   ----------   ------
1.15% ........    $ 3,335     1,674      3,598        2,190     2,011
1.35% ........      2,102     1,547        918        3,164     1,911
1.40% ........      2,196       728        569        2,021       562
1.55% ........        231       243        202          319        78
1.60% ........        108        48        844          119       921
1.60% EV .....      2,063       685      3,092        2,259       428
1.80% EV .....        221       134      1,740          323     1,283
1.85% EV .....      1,536     1,216        127        2,277       659
2.05% EV .....         82         2         28          116        21
                  -------     -----     ------       ------     -----
   Totals ....    $11,874     6,277     11,118       12,788     7,874
                  =======     =====     ======       ======     =====

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                 RyEnergy   RyEnSvc   RyFinSvc   RyHealthC   RyNet
                 --------   -------   --------   ---------   -----
1.15% ........    $ 5,818     6,326     2,576       4,665    1,394
1.35% ........      1,521     2,704     1,321       1,771    1,404
1.40% ........        518       695       177       1,304       97
1.55% ........        227       180       177         219       62
1.60% ........         37       121        90          98       --
1.60% EV .....      1,833     1,492     2,131       4,116      981
1.80% EV .....        267       237       195         356      203
1.85% EV .....         47       677        17         424      212
2.05% EV .....          1        48        --          29       --
                  -------    ------     -----      ------    -----
   Totals ....    $10,269    12,480     6,684      12,982    4,353
                  =======    ======     =====      ======    =====

                 RyLgCapEuro   RyLgCapJapan   RyLeisure   RyMedius   RyMekros
                 -----------   ------------   ---------   --------   --------
1.15% ........     $ 3,292         4,698        2,251       5,258     35,707
1.35% ........       2,820         4,164        2,126       5,063      5,386
1.40% ........         405           377        2,185         375        496
1.55% ........         120           117          249         661        570
1.60% ........          49             4          161         765        579
1.60% EV .....       7,000        14,658          653       5,638      6,930
1.80% EV .....         559           587           93       1,712      1,283
1.85% EV .....          15            32        1,943          13        564
2.00% EV .....          26            24           --         172        172
2.05% EV .....          --            --           95         153        145
                   -------        ------        -----      ------     ------
   Totals ....     $14,286        24,661        9,756      19,810     51,832
                   =======        ======        =====      ======     ======

                  RyNova    RyOTC   RyPrecMet   RyRealEst   RyRetail
                 -------   ------   ---------   ---------   --------
1.15% ........   $ 7,306    6,251     15,255      2,095       1,104
1.35% ........     6,533    3,758      3,748        971       1,315
1.40% ........       881    1,728      2,871         94         269
1.55% ........     1,131    1,476        316        284         186
1.60% ........       634      518        440         18         361
1.60% EV .....    15,422   14,478      4,976        316         530
1.80% EV .....     1,802    2,537      1,059        233         495
1.85% EV .....       889      616      2,657         49         679
2.00% EV .....       189      224          2         --          --
2.05% EV .....        89        9        114         20           4
                 -------   ------    -------      -----       -----
   Totals ....   $34,876   31,595     31,438      4,080       4,943
                 =======   ======    =======      =====       =====

                 RySectRot   RyTech   RyTele   RyTitan500   RyTrans
                 ---------   ------   ------   ----------   -------
1.15%             $ 6,600     1,121    1,844      8,661      1,174
1.35%               3,380     2,025      635      3,105      1,599
1.40%               2,516       258      443        329        474
1.55%               1,745        77      321        225         88
1.60%                 801         1       65        860        134
1.60% EV .....        820     1,197      911      1,877        424
1.80% EV .....         63       158      724        273         41
1.85% EV .....        572       225      261        308        644
2.00% EV .....        246        --       --         52         --
2.05% EV .....        117        --       10         18         19
                  -------     -----    -----     ------      -----
   Totals ....    $16,860     5,062    5,214     15,708      4,597
                  =======     =====    =====     ======      =====

                 RyUSGvtBd   RyUrsa   RyUtil   RyVel100   SBGSFundVal
                 ---------   ------   ------   --------   -----------
1.15% ........    $ 10,939   13,785    4,512    21,023          --
1.30% ........          --       --       --        --       1,540
1.35% ........     108,393    4,648    1,004     7,807          --
1.40% ........         817      743      356       172          --
1.55% ........         502      147       90        93          --
1.60% ........       1,407      343       16       843          --
1.60% EV .....      21,602   10,965      646    12,250          --
1.80% EV .....       2,235    1,294      133       520          --
1.85% EV .....         673    3,646       71       378          --
2.00% EV .....          --       78       --        15          --
2.05% EV .....         118       56        1        53          --
                  --------   ------    -----    ------       -----
   Totals ....    $146,686   35,705    6,829    43,154       1,540
                  ========   ======    =====    ======       =====

                 SBTSIntlGro   SBTSLgCap   BTSMMkt
                 -----------   ---------   -------
1.15% ........       $ --         1,242        --
1.30% ........        919        69,589     5,306
                     ----        ------     -----
   Totals ....       $919        70,831     5,306
                     ====        ======     =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers from the Account to the fixed account were $575 and $0, respectively, and there were no transfers to the Account from the fixed account. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

(4) Contract Owners' Equity Schedule

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                            Contract                  Unit        Contract         Total
                                                          Expense Rate*   Units   Fair Value   Owners' Equity     Return**
                                                          -------------  -------  -----------  --------------  --------------
    American Century VP - Income & Growth Fund - Class
       III 2002 .......................................    1.15%          27,149    $8.231800     $223,485     -17.68% 5/1/02
                                                           1.35%          12,355     8.220643      101,566     -17.79% 5/1/02
                                                           1.55%             346     8.209474        2,840     -17.91% 5/1/02
                                                           1.15% EV***     2,746     8.202954       22,525     -17.97% 5/1/02
                                                           1.35% EV***       524     8.191815        4,293     -18.08% 5/1/
                                                           1.60% EV***     2,640     8.177877       21,590     -18.22% 5/1/02

    American Century VP - Ultra(R) Fund - Class III
       2002 ...........................................    1.15%          20,383     7.965593      162,363     -20.34% 5/1/02
                                                           1.35%           9,449     7.954791       75,165     -20.45% 5/1/02
                                                           1.40%              56     7.952087          445     -20.48% 5/1/02
                                                           1.55%             335     7.943981        2,661     -20.56% 5/1/02
                                                           1.15% EV***     2,073     7.937498       16,454     -20.63% 5/1/02

    American Century VP - Value Fund - Class III
       2002 ...........................................    1.15%          25,164     8.650683      217,686     -13.49% 5/1/02
                                                           1.35%          12,026     8.638958      103,892     -13.61% 5/1/02
                                                           1.40%           2,250     8.636024       19,431     -13.64% 5/1/02
                                                           1.55%             526     8.627225        4,538     -13.73% 5/1/02
                                                           1.35% EV***       158     8.609699        1,360     -13.90% 5/1/02
                                                           1.60% EV***     1,045     8.595050        8,982     -14.05% 5/1/02

    Fidelity(R) VIP - Equity-Income Portfolio - Service
       Class 2 R 2002 .................................    1.15%           5,085     8.196128       41,677     -18.04% 5/1/02
                                                           1.35%          15,438     8.185016      126,360     -18.15% 5/1/02
                                                           1.40%          20,827     8.182238      170,411     -18.18% 5/1/02
                                                           1.55%             605     8.173906        4,945     -18.26% 5/1/02
                                                           1.15% EV***     4,659     8.167326       38,052     -18.33% 5/1/02
                                                           1.60% EV***       837     8.142352        6,815     -18.58% 5/1/02

    Fidelity(R)VIP - Growth Portfolio - Service Class 2
       R 2002 .........................................    1.15%          10,092     7.454945       75,235     -25.45% 5/1/02
                                                           1.35%           6,936     7.444830       51,637     -25.55% 5/1/02
                                                           1.40%             107     7.442306          796     -25.58% 5/1/02
                                                           1.55%             318     7.434713        2,364     -25.65% 5/1/02
                                                           1.35% EV***       762     7.416925        5,652     -25.83% 5/1/02

    Fidelity(R) VIP II - Contrafund(R) Portfolio -
       Service Class 2 R 2002 .........................    1.15%          25,530     8.646375      220,742     -13.54% 5/1/02
                                                           1.35%          26,378     8.634659      227,765     -13.65% 5/1/02
                                                           1.40%          20,159     8.631732      174,007     -13.68% 5/1/02
                                                           1.55%           1,115     8.622938        9,615     -13.77% 5/1/02


                                                            Contract                   Unit       Contract         Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity    Return**
                                                          -------------  ---------  ----------  --------------  --------------
                                                           1.15% EV***        1,652    8.617524       14,236    -13.82% 5/1/02
                                                           1.35% EV***          712    8.605833        6,127    -13.94% 5/1/02
                                                           1.55% EV***        6,339    8.594123       54,478    -14.06% 5/1/02
                                                           1.60% EV***        1,732    8.591193       14,880    -14.09% 5/1/02

    Gartmore GVIT Government Bond Fund - Class III
       2002 ...........................................    1.15%             68,307   10.781715      736,467      7.82% 5/1/02
                                                           1.35%            570,580   10.767127    6,143,507      7.67% 5/1/02
                                                           1.40%             36,085   10.763487      388,400      7.63% 5/1/02
                                                           1.55%              5,779   10.752539       62,139      7.53% 5/1/02
                                                           1.60%                705   10.748892        7,578      7.49% 5/1/02
                                                           1.15% EV***       15,976   10.750670      171,753      7.51% 5/1/02
                                                           1.40% EV***        3,562   10.732478       38,229      7.32% 5/1/02
                                                           1.55% EV***        4,084   10.721552       43,787      7.22% 5/1/02
                                                           1.60% EV***        2,815   10.717898       30,171      7.18% 5/1/02

    Gartmore GVIT Money Market Fund - Class II
       2002 ...........................................    1.15%          4,083,164    9.948560   40,621,602     -0.46%
                                                           1.35%          2,269,581    9.923474   22,522,128     -0.66%
                                                           1.40%            301,487    9.917205    2,989,908     -0.71%
                                                           1.55%             91,107    9.898400      901,814     -0.86%
                                                           1.60%            322,612    9.892135    3,191,321     -0.91%
                                                           1.15% EV***    1,999,850    9.892751   19,784,018     -0.91%
                                                           1.35% EV***    1,230,849    9.867736   12,145,693     -1.11%
                                                           1.40% EV***      441,882    9.861485    4,357,613     -1.16%
                                                           1.55% EV***       61,754    9.842732      607,828     -1.31%
                                                           1.60% EV***       48,849    9.836484      480,502     -1.36%

    Gartmore GVIT Small Cap Growth Fund - Class III
       2002 ...........................................    1.35%                842    7.178264        6,044    -28.22% 5/1/02
                                                           1.40%                987    7.175830        7,083    -28.24% 5/1/02
                                                           1.55%                608    7.168508        4,358    -28.31% 5/1/02

    Gartmore GVIT Small Cap Value Fund - Class III
       2002 ...........................................    1.15%              2,986    7.135827       21,308    -28.64% 5/1/02
                                                           1.35%              3,047    7.126156       21,713    -28.74% 5/1/02
                                                           1.40%                129    7.123734          919    -28.76% 5/1/02
                                                           1.55%                288    7.116463        2,050    -28.84% 5/1/02
                                                           1.35% EV***          192    7.097591        1,363    -29.02% 5/1/02
                                                           1.55% EV***        1,328    7.087920        9,413    -29.12% 5/1/02
                                                           1.60% EV***          852    7.085506        6,037    -29.14% 5/1/02

    Gartmore GVIT Small Company Fund - Class III
       2002 ...........................................    1.15%              4,672    7.854705       36,697    -21.45% 5/1/02
                                                           1.35%              1,862    7.844055       14,606    -21.56% 5/1/02

    Gartmore GVIT Strong Mid Cap Growth Fund - Class
       III 2002 .......................................    1.35%              6,268    7.067001       44,296    -29.33% 5/1/02
                                                           1.55%                265    7.057394        1,870    -29.43% 5/1/02
                                                           1.35% EV***          188    7.039376        1,323    -29.61% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                                            Contract                   Unit       Contract         Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity    Return**
                                                          -------------  ---------  ----------  --------------  --------------
    Gartmore GVIT Total Return Fund - Class III
        2002 ..........................................    1.15%            4,433    8.109700       35,950      -18.90% 5/1/02
                                                           1.35%           16,839    8.098696      136,374      -19.01% 5/1/02
                                                           1.40%           24,403    8.095962      197,566      -19.04% 5/1/02
                                                           1.55%              669    8.087698        5,411      -19.12% 5/1/02
                                                           1.60%              412    8.084951        3,331      -19.15% 5/1/02
                                                           1.15% EV***      1,299    8.081150       10,497      -19.19% 5/1/02
                                                           1.35% EV***        166    8.070167        1,340      -19.30% 5/1/02
                                                           1.60% EV***      1,009    8.056440        8,129      -19.44% 5/1/02

    Rydex Variable Trust - Arktos Fund
       2002 ...........................................    1.15%          175,961    9.151251    1,610,263       32.31%
                                                           1.35%          110,034    9.128176    1,004,410       32.04%
                                                           1.40%           38,502    9.122408      351,231       31.97%
                                                           1.55%            5,907    9.105111       53,784       31.77%
                                                           1.60%           34,876    9.099346      317,349       31.71%
                                                           1.15% EV***    315,123    9.092462    2,865,244       31.66%
                                                           1.35% EV***     49,234    9.069467      446,526       31.39%
                                                           1.40% EV***     21,831    9.063726      197,870       31.32%
                                                           1.55% EV***        268    9.046488        2,424       31.12%
                                                           1.60% EV***      1,036    9.040760        9,366       31.06%

    Rydex Variable Trust - Banking Fund
       2002 ...........................................    1.15%           25,905   10.104478      261,757       -1.92%
                                                           1.35%           20,951   10.078963      211,164       -2.12%
                                                           1.40%           20,563   10.072604      207,123       -2.17%
                                                           1.55%            1,052   10.053482       10,576       -2.32%
                                                           1.60%              580   10.047117        5,827       -2.37%
                                                           1.15% EV***     12,904   10.050384      129,690       -2.34%
                                                           1.40% EV***      8,554   10.018614       85,699       -2.59%
                                                           1.60% EV***        998    9.993200        9,973       -2.78%

    Rydex Variable Trust - Basic Materials Fund
       2002 ...........................................    1.15%           10,189    9.603806       97,853      -13.75%
                                                           1.35%           11,281    9.579569      108,067      -13.93%
                                                           1.40%              879    9.573510        8,415      -13.97%
                                                           1.55%              514    9.555333        4,911      -14.10%
                                                           1.15% EV***      1,895    9.552418       18,102      -14.13%
                                                           1.35% EV***        581    9.528223        5,536      -14.30%
                                                           1.40% EV***      5,885    9.522189       56,038      -14.34%

    Rydex Variable Trust - Biotechnology Fund
       2002 ...........................................    1.15%           19,412    6.177872      119,925      -45.98%
                                                           1.35%           14,845    6.162251       91,479      -46.09%
                                                           1.40%           12,386    6.158334       76,277      -46.12%
                                                           1.55%            1,002    6.146627        6,159      -46.20%
                                                           1.60%            1,557    6.142727        9,564      -46.23%
                                                           1.15% EV***      4,862    6.132121       29,814      -46.33%


                                                            Contract                   Unit       Contract      Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity  Return**
                                                          -------------  ---------  ----------  --------------  ---------
                                                           1.35% EV***        274    6.116546        1,676      -46.44%
                                                           1.40% EV***      3,000    6.112664       18,338      -46.47%
                                                           1.60% EV***      1,046    6.097089        6,378      -46.58%

    Rydex Variable Trust - Consumer Products Fund
       2002 ...........................................    1.15%           29,763    9.867686      293,692       -4.72%
                                                           1.35%           36,842    9.842795      362,628       -4.91%
                                                           1.40%           24,611    9.836568      242,088       -4.96%
                                                           1.55%            1,780    9.817906       17,476       -5.10%
                                                           1.60%            2,348    9.811679       23,038       -5.15%
                                                           1.15% EV***     19,314    9.814480      189,557       -5.13%
                                                           1.35% EV***        978    9.789655        9,574       -5.32%
                                                           1.40% EV***     13,850    9.783451      135,501       -5.37%
                                                           1.60% EV***      1,737    9.758664       16,951       -5.56%

    Rydex Variable Trust - Electronics Fund
       2002 ...........................................    1.15%           10,979    7.241171       79,501      -48.81%
                                                           1.35%           18,296    7.222870      132,150      -48.91%
                                                           1.40%              914    7.218298        6,598      -48.94%
                                                           1.55%              978    7.204575        7,046      -49.02%
                                                           1.15% EV***      2,042    7.198615       14,700      -49.07%
                                                           1.35% EV***      2,078    7.180363       14,921      -49.17%
                                                           1.40% EV***        204    7.175806       1,464       -49.20%
                                                           1.60% EV***        130    7.157564          930      -49.30%

    Rydex Variable Trust - Energy Fund
       2002 ..........................................     1.15%          101,152    8.817860      891,944      -14.50%
                                                           1.35%           13,687    8.795586      120,385      -14.68%
                                                           1.40%           33,784    8.790027      296,962      -14.72%
                                                           1.55%            1,954    8.773337       17,143      -14.85%
                                                           1.60%              904    8.767776        7,926      -14.89%
                                                           1.15% EV***      3,742    8.765552       32,801      -14.92%
                                                           1.35% EV***      1,738    8.743353       15,196      -15.09%
                                                           1.40% EV***      1,191    8.737793       10,407      -15.13%
                                                           1.60% EV***        250    8.715626        2,179      -15.31%

    Rydex Variable Trust - Energy Services Fund
       2002 ...........................................    1.15%           24,077   11.021212      265,358      -13.09%
                                                           1.35%           17,983   10.993402      197,694      -13.26%
                                                           1.40%           21,640   10.986447      237,747      -13.31%
                                                           1.55%            1,999   10.965608       21,920      -13.44%
                                                           1.60%              397   10.958662        4,351      -13.48%
                                                           1.15% EV***      3,754   10.966336       41,168      -13.44%
                                                           1.35% EV***      2,722   10.938597       29,775      -13.61%
                                                           1.40% EV***      2,928   10.931663       32,008      -13.66%
                                                           1.60% EV***        821   10.903932        8,952      -13.83%

    Rydex Variable Trust - Financial Services Fund
       2002 ...........................................    1.15%           19,453    8.791528      171,022      -16.08%
                                                           1.35%           21,474    8.769329      188,313      -16.25%
                                                           1.40%            4,512    8.763790       39,542      -16.29%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                   Unit        Contract        Total
                                                   Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                   -------------   -------   ----------   --------------   --------
                                                    1.55%              783     8.747144         6,849       -16.42%
                                                    1.15% EV***     13,144     8.741205       114,894       -16.46%
                                                    1.40% EV***        422     8.713533         3,677       -16.68%

    Rydex Variable Trust - Health Care Fund
       2002.....................................    1.15%           32,347     7.653601       247,571       -22.21%
                                                    1.35%           22,261     7.634271       169,947       -22.37%
                                                    1.40%           55,319     7.629437       422,053       -22.41%
                                                    1.55%              384     7.614944         2,924       -22.53%
                                                    1.60%            1,133     7.610122         8,622       -22.57%
                                                    1.15% EV***     17,423     7.604173       132,488       -22.63%
                                                    1.35% EV***      1,399     7.584927        10,611       -22.79%
                                                    1.40% EV***        118     7.580101           894       -22.83%
                                                    1.60% EV***        882     7.560854         6,669       -22.98%

    Rydex Variable Trust - Internet Fund
       2002.....................................    1.15%           13,965     7.844840       109,553       -43.99%
                                                    1.35%           20,372     7.825022       159,411       -44.11%
                                                    1.40%            1,728     7.820065        13,513       -44.13%
                                                    1.55%              544     7.805210         4,246       -44.22%
                                                    1.15% EV***      6,416     7.794286        50,008       -44.31%
                                                    1.35% EV***        236     7.774522         1,835       -44.42%
                                                    1.40% EV***        210     7.769593         1,632       -44.45%

    Rydex Variable Trust - Large Cap Europe Fund
       2002.....................................    1.15%           50,745     7.830613       397,364       -29.18%
                                                    1.35%           23,327     7.810833       182,203       -29.32%
                                                    1.40%           23,658     7.805890       184,672       -29.36%
                                                    1.55%              172     7.791057         1,340       -29.47%
                                                    1.15% EV***    129,094     7.782584     1,004,685       -29.54%
                                                    1.35% EV***      1,768     7.762859        13,725       -29.69%

    Rydex Variable Trust - Large Cap Japan Fund
       2002.....................................    1.15%           14,312     7.125000       101,973       -17.16%
                                                    1.35%           56,537     7.106997       401,808       -17.33%
                                                    1.15% EV***    285,315     7.078346     2,019,558       -17.61%
                                                    1.35% EV***      1,158     7.060385         8,176       -17.78%

    Rydex Variable Trust - Leisure Fund
       2002.....................................    1.15%            7,432     9.850335        73,208       -15.74%
                                                    1.35%           14,477     9.825471       142,243       -15.91%
                                                    1.40%           21,390     9.819263       210,034       -15.95%
                                                    1.55%            2,145     9.800624        21,022       -16.08%
                                                    1.60%              307     9.794409         3,007       -16.13%
                                                    1.15% EV***      1,855     9.800313        18,180       -16.08%
                                                    1.40% EV***      7,877     9.769311        76,953       -16.30%
                                                    1.60% EV***        927     9.744536         9,033       -16.47%

                                                     Contract                   Unit        Contract        Total
                                                   Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                   -------------   -------   ----------   --------------   --------
    Rydex Variable Trust - Medius Fund
       2002.....................................    1.15%           47,753     9.220137       440,289       -25.31%
                                                    1.35%           75,895     9.196845       697,995       -25.46%
                                                    1.40%           25,775     9.191018       236,898       -25.50%
                                                    1.55%            1,332     9.173572        12,219       -25.61%
                                                    1.15% EV***     78,557     9.171512       720,486       -25.63%
                                                    1.35% EV***      6,591     9.148296        60,296       -25.78%
                                                    1.60% EV***      2,031     9.119280        18,521       -25.97%

    Rydex Variable Trust - Mekros Fund
       2002.....................................    1.15%          872,144     8.111826     7,074,680       -36.19%
                                                    1.35%           82,923     8.091323       670,957       -36.32%
                                                    1.40%           35,177     8.086203       284,448       -36.35%
                                                    1.55%            9,597     8.070831        77,456       -36.45%
                                                    1.60%            4,660     8.065717        37,586       -36.48%
                                                    1.15% EV***    233,293     8.066985     1,881,971       -36.48%
                                                    1.35% EV***      8,117     8.046543        65,314       -36.61%
                                                    1.40% EV***      3,793     8.041429        30,501       -36.65%
                                                    1.60% EV***      2,811     8.020987        22,547       -36.77%

    Rydex Variable Trust - Nova Fund
       2002.....................................    1.15%          113,589     7.152002       812,389       -36.47%
                                                    1.35%          105,484     7.133928       752,515       -36.59%
                                                    1.40%           41,107     7.129405       293,068       -36.63%
                                                    1.55%           38,518     7.115866       274,089       -36.72%
                                                    1.60%           24,880     7.111349       176,930       -36.76%
                                                    1.15% EV***    187,287     7.106575     1,330,969       -36.81%
                                                    1.35% EV***     10,054     7.088555        71,268       -36.93%
                                                    1.40% EV***     14,101     7.084050        99,892       -36.97%
                                                    1.55% EV***      1,010     7.070537         7,141       -37.06%
                                                    1.60% EV***      4,015     7.066032        28,370       -37.09%

    Rydex Variable Trust - OTC Fund
       2002.....................................    1.15%           26,362     8.161230       215,146       -39.56%
                                                    1.35%           66,403     8.140617       540,561       -39.68%
                                                    1.40%           58,665     8.135461       477,267       -39.71%
                                                    1.55%           29,226     8.120008       237,315       -39.80%
                                                    1.60%           18,794     8.114856       152,511       -39.83%
                                                    1.15% EV***     34,678     8.112416       281,322       -39.87%
                                                    1.35% EV***     12,659     8.091850       102,435       -39.99%
                                                    1.40% EV***      1,834     8.086726        14,831       -40.02%
                                                    1.60% EV***        174     8.066174         1,404       -40.14%

    Rydex Variable Trust - Precious Metals Fund
       2002.....................................    1.15%          210,896    13.596420     2,867,431        43.91%
                                                    1.35%           62,728    13.562180       850,728        43.62%
                                                    1.40%           39,964    13.553595       541,656        43.55%
                                                    1.55%            9,765    13.527917       132,100        43.33%
                                                    1.60%            7,960    13.519349       107,614        43.26%
                                                    1.15% EV***    121,519    13.530334     1,644,193        43.38%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                       Contract                   Unit        Contract        Total
                                                     Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                     -------------   -------   ----------   --------------   --------
                                                      1.35% EV***     52,748    13.496165       711,896       43.09%
                                                      1.40% EV***     11,469    13.487616       154,689       43.02%
                                                      1.60% EV***      1,451    13.453472        19,521       42.73%

    Rydex Variable Trust - Real Estate Fund
       2002.......................................    1.15%           29,915    10.231690       306,081       -2.25%
                                                      1.35%           28,854    10.205876       294,480       -2.45%
                                                      1.40%           18,012    10.199423       183,712       -2.50%
                                                      1.55%           24,734    10.180086       251,794       -2.65%
                                                      1.15% EV***      2,707    10.176612        27,548       -2.67%
                                                      1.35% EV***        331    10.150878         3,360       -2.87%
                                                      1.40% EV***        605    10.144444         6,137       -2.92%
                                                      1.60% EV***        208    10.118735         2,105       -3.12%

    Rydex Variable Trust - Retailing Fund
       2002.......................................    1.15%            1,814     9.135884        16,572      -22.81%
                                                      1.35%            7,703     9.112820        70,196      -22.97%
                                                      1.55%              417     9.089753         3,790      -23.12%
                                                      1.15% EV***        679     9.086774         6,170      -23.15%
                                                      1.35% EV***        857     9.063758         7,768      -23.30%
                                                      1.40% EV***      8,600     9.058011        77,899      -23.34%
                                                      1.60% EV***        100     9.035001           904      -23.50%

    Rydex Variable Trust - Sector Rotation Fund
       2002.......................................    1.15%          148,681     7.700099     1,144,858      -23.00% 5/1/02
                                                      1.35%           61,431     7.689657       472,383      -23.10% 5/1/02
                                                      1.40%           88,471     7.687040       680,080      -23.13% 5/1/02
                                                      1.55%           27,414     7.679202       210,518      -23.21% 5/1/02
                                                      1.60%           19,895     7.676592       152,726      -23.23% 5/1/02
                                                      1.15% EV***     30,932     7.672741       237,333      -23.27% 5/1/02
                                                      1.35% EV***      2,199     7.662305        16,849      -23.38% 5/1/02
                                                      1.40% EV***     10,838     7.659701        83,016      -23.40% 5/1/02
                                                      1.55% EV***     13,769     7.651880       105,359      -23.48% 5/1/02
                                                      1.60% EV***      8,372     7.649272        64,040      -23.51% 5/1/02

    Rydex Variable Trust - Technology Fund
       2002.......................................    1.15%           56,326     8.029639       452,277      -39.81%
                                                      1.35%           35,379     8.009358       283,363      -39.93%
                                                      1.40%            9,301     8.004295        74,448      -39.96%
                                                      1.55%            1,440     7.989089        11,504      -40.06%
                                                      1.60%              228     7.984018         1,820      -40.09%
                                                      1.15% EV***     21,946     7.981121       175,154      -40.12%
                                                      1.35% EV***        836     7.960893         6,655      -40.25%
                                                      1.40% EV***        521     7.955831         4,145      -40.28%

    Rydex Variable Trust - Telecommunications Fund
       2002.......................................    1.15%           73,126     6.120431       447,563      -40.28%
                                                      1.35%           30,297     6.104956       184,962      -40.40%
                                                      1.40%            4,903     6.101085        29,914      -40.43%
                                                      1.55%            9,024     6.089480        54,951      -40.52%

                                                        Contract                   Unit        Contract        Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                       1.60%            4,803     6.085628        29,229       -40.55%
                                                       1.15% EV***      9,116     6.070477        55,338       -40.70%
                                                       1.35% EV***      6,987     6.055049        42,307       -40.83%
                                                       1.40% EV***      7,273     6.051198        44,010       -40.86%
                                                       1.60% EV***        497     6.035798         3,000       -40.98%

    Rydex Variable Trust - Titan 500 Fund
       2002........................................    1.15%           78,909     6.219418       490,768       -46.63%
                                                       1.35%          102,052     6.203679       633,098       -46.74%
                                                       1.40%           21,075     6.199750       130,660       -46.76%
                                                       1.55%            5,289     6.187960        32,728       -46.85%
                                                       1.60%           10,844     6.184026        67,060       -46.87%
                                                       1.15% EV***        418     6.176826         2,582       -46.94%
                                                       1.35% EV***        439     6.161138         2,705       -47.05%
                                                       1.40% EV***     13,737     6.157224        84,582       -47.08%
                                                       1.55% EV***      6,827     6.145467        41,955       -47.16%
                                                       1.60% EV***        624     6.141543         3,832       -47.18%

    Rydex Variable Trust - Transportation Fund
       2002........................................    1.15%           10,560    10.525863       111,153       -12.70%
                                                       1.35%           19,938    10.499290       209,335       -12.87%
                                                       1.40%              335    10.492650         3,515       -12.92%
                                                       1.55%              401    10.472731         4,200       -13.05%
                                                       1.60%              730    10.466093         7,640       -13.10%
                                                       1.15% EV***      3,280    10.472279        34,349       -13.06%
                                                       1.35% EV***        917    10.445776         9,579       -13.23%
                                                       1.40% EV***      1,151    10.439163        12,015       -13.28%

    Rydex Variable Trust - U.S.Government Bond Fund
       2002........................................    1.15%          100,663    11.324252     1,139,933        17.23%
                                                       1.35%          598,952    11.295698     6,765,581        16.99%
                                                       1.40%            8,951    11.288560       101,044        16.93%
                                                       1.55%            4,883    11.267156        55,018        16.75%
                                                       1.60%           22,830    11.260023       257,066        16.69%
                                                       1.15% EV***    231,567    11.262390     2,607,998        16.71%
                                                       1.35% EV***     50,092    11.233911       562,729        16.48%
                                                       1.40% EV***     13,402    11.226796       150,462        16.42%
                                                       1.60% EV***      2,039    11.198337        22,833        16.18%

    Rydex Variable Trust - Ursa Fund
       2002........................................    1.15%          132,236    10.914391     1,443,275        20.24%
                                                       1.35%           53,356    10.886885       580,881        20.00%
                                                       1.40%           30,711    10.880010       334,136        19.94%
                                                       1.55%            1,972    10.859399        21,415        19.76%
                                                       1.60%            5,533    10.852523        60,047        19.70%
                                                       1.15% EV***    427,772    10.853831     4,642,965        19.72%
                                                       1.35% EV***     36,522    10.826411       395,402        19.48%
                                                       1.40% EV***     42,355    10.819565       458,263        19.42%
                                                       1.55% EV***      1,900    10.799001        20,518        19.23%
                                                       1.60% EV***      1,040    10.792166        11,224        19.17%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                                        Contract                   Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
    Rydex Variable Trust - Utilities Fund
       2002 .......................................    1.15%          223,472    6.202486        1,386,082     -33.60%
                                                       1.35%           44,796    6.186818          277,145     -33.74%
                                                       1.40%           43,637    6.182900          269,803     -33.77%
                                                       1.55%            5,596    6.171160           34,534     -33.87%
                                                       1.60%              877    6.167251            5,409     -33.90%
                                                       1.15% EV***     28,519    6.156958          175,590     -34.01%
                                                       1.35% EV***      7,577    6.141356           46,533     -34.15%
                                                       1.40% EV***      6,547    6.137442           40,182     -34.18%

    Rydex Variable Trust - Velocity 100 Fund
       2002 .......................................    1.15%          133,784    4.634022          619,958     -69.82%
                                                       1.35%          167,137    4.622278          772,554     -69.88%
                                                       1.40%            7,569    4.619342           34,964     -69.89%
                                                       1.55%              722    4.610530            3,329     -69.94%
                                                       1.60%           15,985    4.607600           73,652     -69.96%
                                                       1.15% EV***     22,261    4.593028          102,245     -70.06%
                                                       1.35% EV***        649    4.581323            2,973     -70.12%
                                                       1.40% EV***     14,838    4.578393           67,934     -70.14%
                                                       1.55% EV***      1,305    4.569619            5,963     -70.19%
                                                       1.60% EV***      3,586    4.566686           16,376     -70.20%

    Smith Barney GSSF - Fundamental Value Portfolio
       2002 .......................................    1.30%            6,235   15.516419           96,745     -22.33%

    Smith Barney TSF - International All Cap Growth
       Portfolio 2002 .............................    1.30%            7,470    7.727541           57,725     -26.66%

    Smith Barney TSF - Large Cap Value Portfolio
       2002 .......................................    1.30%          381,396   11.269264        4,298,052     -26.39%

    Smith Barney TSF - Money Market Portfolio
       2002 .......................................    1.30%           25,868   12.468927          322,546      -0.04%
                                                                                              ------------
    2002 Reserves for annuity contracts in
       payout phase: ..............................                                           $     74,923
                                                                                              ------------
    2002 Contract owners'equity ...................                                           $198,848,699
                                                                                              ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed below due to the EV option.

                               Contract                                                     Investment
                               Expense                        Unit            Contract        Income             Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**            Return***
                            -------------   ----------   ---------------   --------------   ----------   -------------------------
     American Century VP - Income & Growth Fund - Class III
        2002 ............   1.15% to 1.60%      45,760   $ 8.18 to  8.23    $    376,299       0.00%     -18.22% to -17.68% 5/1/02
     American Century VP - Ultra(R) Fund - Class III
        2002 ............   1.15% to 1.55%      32,296     7.94 to  7.97         257,088       0.36%     -20.63% to -20.34% 5/1/02
     American Century VP - Value Fund - Class III
        2002 ............   1.15% to 1.60%      41,169     8.60 to  8.65         355,889       0.00%     -14.05% to -13.49% 5/1/02
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
        2002 ............   1.15% to 1.60%      47,451     8.14 to  8.20         388,260       0.00%     -18.58% to -18.04% 5/1/02
     Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
        2002 ............   1.15% to 1.55%      18,215     7.42 to  7.45         135,684       0.00%     -25.83% to -25.45% 5/1/02
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service  Class 2 R
        2002 ............   1.15% to 1.60%      83,617     8.59 to  8.65         721,850       0.00%     -14.09% to -13.54% 5/1/02
     Gartmore GVIT Government Bond Fund - Class III
        2002 ............   1.15% to 1.60%     707,893    10.72 to 10.78       7,622,031       2.55%     7.18% to     7.82% 5/1/02
     Gartmore GVIT Money Market Fund - Class II
        2002 ............   1.15% to 1.60%  10,851,135     9.84 to  9.95     107,602,427       0.60%     -1.36% to -0.46%
        2001 ............   1.15% to 1.60%   1,379,982     9.98 to  9.99      13,783,612       0.09%     -0.23% to -0.06% 10/02/01
     Gartmore GVIT Small Cap Growth Fund - Class III
        2002 ............   1.35% to 1.55%       2,437     7.17 to  7.18          17,485       0.00%     -28.31% to -28.22% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class III
        2002 ............   1.15% to 1.60%       8,822     7.09 to  7.14          62,803       0.08%     -29.14% to -28.64% 5/1/02
     Gartmore GVIT Small Company Fund - Class III
        2002 ............   1.15% to 1.35%       6,534     7.84 to  7.85          51,303       0.00%     -21.56% to -21.45% 5/1/02
     Gartmore GVIT Strong Mid Cap Growth Fund - Class III
        2002 ............   1.35% to 1.55%       6,721     7.04 to  7.07          47,489       0.00%     -29.61% to -29.33% 5/1/02
     Gartmore GVIT Total Return Fund - Class III
        2002 ............   1.15% to 1.60%      49,230     8.06 to  8.11         398,598       0.83%     -19.44% to -18.90% 5/1/02
     Rydex Variable Trust - Arktos Fund
        2002 ............   1.15% to 1.60%     752,772     9.04 to  9.15       6,858,467       2.03%     31.06% to 32.31%
        2001 ............       1.35%            3,558         6.91               24,597       0.00%          -30.87%     10/02/01
     Rydex Variable Trust - Banking Fund
        2002 ............   1.15% to 1.60%      91,507     9.99 to 10.10         921,809       0.60%     -2.78% to -1.92%
        2001 ............   1.15% to 1.40%       9,088    10.30 to 10.30          93,629       0.00%     2.96% to  3.03%  10/02/01
     Rydex Variable Trust - Basic Materials Fund
        2002 ............   1.15% to 1.55%      31,224     9.52 to  9.60         298,922       1.89%     -14.34% to -13.75%
        2001 ............   1.35% to 1.40%         192    11.13 to 11.13           2,137       0.00%     11.28% to 11.30% 10/02/01
     Rydex Variable Trust - Biotechnology Fund
        2002 ............   1.15% to 1.60%      58,384     6.10 to  6.18         359,610       0.00%     -46.58% to -45.98%
        2001 ............   1.15% to 1.40%       3,359    11.43 to 11.44          38,404       0.00%     14.29% to 14.36% 10/02/01
     Rydex Variable Trust - Consumer Products Fund
        2002 ............   1.15% to 1.60%     131,223     9.76 to  9.87       1,290,505       0.06%     -5.56% to -4.72%
        2001 ............       1.35%              109        10.35                1,128       0.00%            3.51%     10/02/01

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                        Contract                                Contract   Investment
                                        Expense                     Unit         Owners'      Income           Total
                                         Rate*        Units      Fair Value      Equity      Ratio**         Return***
                                     -------------  ---------  --------------  ----------  -----------  ------------------
     Rydex Variable Trust - Electronics Fund
        2002 ......................  1.15% to 1.60%    35,621   7.16 to  7.24     257,310     0.00%     -49.30% to -48.81%
        2001 ......................  1.15% to 1.40%     4,181  14.14 to 14.15      59,125     0.00%      41.37% to 41.45% 10/02/01
     Rydex Variable Trust - Energy Fund
        2002 ......................  1.15% to 1.60%   158,402   8.72 to  8.82   1,394,943     0.00%     -15.31% to -14.50%
        2001 ......................  1.35% to 1.40%       444  10.31 to 10.31       4,576     0.00%       3.07% to  3.09% 10/02/01
     Rydex Variable Trust - Energy Services Fund
        2002 ......................  1.15% to 1.60%    76,321  10.90 to 11.02     838,973     0.00%     -13.83% to-13.09%
        2001 ......................  1.15% to 1.40%    33,477  12.67 to 12.68     424,310     0.00%      26.73% to 26.81% 10/02/01
     Rydex Variable Trust - Financial Services Fund
        2002 ......................  1.15% to 1.55%    59,788   8.71 to  8.79     524,297     0.00%     -16.68% to -16.08%
        2001 ......................  1.15% to 1.40%     3,379  10.46 to 10.47      35,360     0.00%       4.64% to  4.70% 10/02/01
     Rydex Variable Trust - Health Care Fund
        2002 ......................  1.15% to 1.60%   131,266   7.56 to 7.65    1,001,779     0.00%     -22.98% to -22.21%
        2001 ......................      1.35%             23       9.83              226     0.00%      -1.66%           10/02/01
     Rydex Variable Trust - Internet Fund
        2002 ......................  1.15% to 1.55%    43,471   7.77 to 7.84      340,198     0.00%     -44.45% to -43.99%
        2001 ......................      1.40%             47      14.00              658     0.00%      39.98%           10/02/01
     Rydex Variable Trust - Large Cap Europe Fund
        2002 ......................  1.15% to 1.55%   228,764   7.76 to  7.83   1,783,989     0.03%     -29.69% to -29.18%
        2001 ......................  1.15% to 1.40%    35,296  11.05 to 11.05     389,892     0.00%      10.46% to 10.52% 10/02/01
     Rydex Variable Trust - Large Cap Japan Fund
        2002 ......................  1.15% to 1.35%   357,322   7.06 to  7.13   2,531,515     0.00%     -17.78% to -17.16%
     Rydex Variable Trust - Leisure Fund
        2002 ......................  1.15% to 1.60%    56,410   9.74 to  9.85     553,680     0.00%     -16.47% to -15.74%
        2001 ......................  1.15% to 1.35%     3,229  11.68 to 11.68      37,711     0.00%      16.79% to 16.85% 10/02/01
     Rydex Variable Trust - Medius Fund
        2002 ......................  1.15% to 1.60%   237,934   9.12 to  9.22   2,186,704     0.00%     -25.97% to -25.31%
        2001 ......................  1.15% to 1.55%    35,445  12.32 to 12.34     437,151     0.00%      23.25% to 23.44% 10/02/01
     Rydex Variable Trust - Mekros Fund
        2002 ......................  1.15% to 1.60% 1,252,515    8.02 to 8.11  10,145,460     0.00%     -36.77% to -36.19%
        2001 ......................  1.15% to 1.55%   651,243  12.69 to 12.71   8,278,549     0.00%      26.93% to 27.13% 10/02/01
     Rydex Variable Trust - Nova Fund
        2002 ......................  1.15% to 1.60%   540,045    7.07 to 7.15   3,846,631     5.87%     -37.09% to -36.47%
        2001 ......................  1.15% to 1.40%    81,264  11.24 to 11.26     914,019     0.00%     1 2.38% to 12.57% 10/02/01
     Rydex Variable Trust - OTC Fund
        2002 ......................  1.15% to 1.60%   248,795    8.07 to 8.16   2,022,792     0.00%     -40.14% to -39.56%
        2001 ......................  1.15% to 1.40%    31,958  13.48 to 13.50     431,187     0.00%      34.82% to 35.02% 10/02/01
     Rydex Variable Trust - Precious Metals Fund
        2002 ......................  1.15% to 1.60%   518,500  13.45 to 13.60   7,029,828     0.00%      42.73% to 43.91%
        2001 ......................  1.15% to 1.60%     5,933   9.44 to  9.45      56,041     0.00%      -5.63% to -5.52% 10/02/01
     Rydex Variable Trust - Real Estate Fund
        2002 ......................  1.15% to 1.60%   105,366  10.12 to 10.23   1,075,217     2.86%      -3.12% to -2.25%
        2001 ......................  1.15% to 1.40%     5,572  10.45 to 10.47      58,317     1.92%       4.50% to  4.68% 10/02/01
     Rydex Variable Trust - Retailing Fund
        2002 ......................  1.15% to 1.60%    20,170    9.04 to 9.14     183,299     0.00%     -23.50% to -22.81%
        2001 ......................      1.35%         58,791      11.82         695,234      0.00%      18.18%           10/02/01
     Rydex Variable Trust - Sector Rotation Fund
        2002 ......................  1.15% to 1.60%   412,002    7.65 to 7.70   3,167,162     0.00%     -23.51% to -23.00%  5/1/02

                                        Contract                                Contract   Investment
                                        Expense                     Unit         Owners'      Income           Total
                                         Rate*        Units      Fair Value      Equity      Ratio**         Return***
                                     -------------  ---------  --------------  ----------  -----------  ------------------
     Rydex Variable Trust - Technology Fund
        2002 ......................  1.15% to 1.60%   125,977   7.96 to  8.03   1,009,366      0.00%    -40.28% to-39.81%
        2001 ......................  1.15% to 1.40%     4,346  13.33 to 13.34      57,967      0.00%     33.33% to 33.41% 10/02/01

     Rydex Variable Trust - Telecommunications Fund
        2002 ......................  1.15% to 1.60%   146,026   6.04 to  6.12     891,274      0.00%    -40.98% to-40.28%
        2001 ......................  1.35% to 1.40%       139  10.24 to 10.24       1,424      0.00%      2.42% to  2.44% 10/02/01

     Rydex Variable Trust - Titan 500 Fund
        2002                         1.15% to 1.60%   240,214   6.14 to  6.22   1,489,970      0.00%    -47.18% to-46.63%
        2001                         1.35% to 1.60%     1,055  11.64 to 11.65      12,282      0.00%     16.40% to 16.47% 10/02/01

     Rydex Variable Trust - Transportation Fund
        2002                         1.15% to 1.60%    37,312  10.44 to 10.53     391,786      0.00%    -13.28% to-12.70%
        2001                         1.35% to 1.40%       161  12.05 to 12.05       1,940      0.00%     20.49% to 20.51% 10/02/01

     Rydex Variable Trust - U.S. Government Bond Fund
        2002                         1.15% to 1.60% 1,033,379  11.20 to 11.32  11,662,664      6.41%     16.18% to 17.23%
        2001                         1.15% to 1.40%    36,066   9.65 to  9.66     348,097      0.34%     -3.50% to -3.45% 10/02/01

     Rydex Variable Trust - Ursa Fund
        2002                         1.15% to 1.60%   733,397  10.79 to 10.91   7,968,126      0.82%     19.17% to 20.24%
        2001                         1.15% to 1.35%     6,489   9.07 to  9.08      58,873      0.00%     -9.28% to -9.23% 10/02/01

     Rydex Variable Trust - Utilities Fund
        2002                         1.15% to 1.60%   361,021    6.14 to 6.20   2,235,278      0.02%    -34.18% to-33.60%
        2001                         1.15% to 1.40%     6,401    9.32 to 9.34      59,735      0.00%     -6.75% to -6.63% 10/02/01

     Rydex Variable Trust - Velocity 100 Fund
        2002                         1.15% to 1.60%   367,836    4.57 to 4.63   1,699,948      0.00%    -70.20% to-69.82%
        2001                         1.15% to 1.60%     3,156  15.34 to 15.35      48,445      0.00%     53.36% to 53.53% 10/02/01

     Smith Barney GSSF - Fundamental Value Portfolio
        2002                            1.30%           6,235      15.52           96,745      0.97%    -22.33%
        2001                            1.30%           7,263      19.98          145,090      0.69%     -6.51%
        2000                            1.30%           8,806      21.37          188,155      2.01%     18.93%
        1999                            1.30%          12,558      17.97          225,616      3.03%     20.36%
        1998                            1.30%          16,864      14.93          251,727      2.40%      3.60%

     Smith Barney GSSF - Intermediate High Grade Portfolio
        2000                            1.30%             623      12.12            7,549     11.55%      8.43%
        1999                            1.30%           1,363      11.18           15,232     10.07%     -4.95%
        1998                            1.30%           2,790      11.76           32,802      2.66%      5.40%

     Smith Barney TSF - International All Cap Growth Portfolio
        2002                            1.30%           7,470       7.73           57,725      0.93%    -26.66%
        2001                            1.30%           8,169      10.54           86,073      0.00%    -32.07%
        2000                            1.30%          16,279      15.51          252,503      0.79%    -24.78%
        1999                            1.30%          11,801      20.62          243,354      0.30%     65.55%
        1998                            1.30%          17,786      12.46          221,543      0.00%      5.13%

     Smith Barney TSF - Large Cap Value Portfolio
        2002                            1.30%         381,396      11.27        4,298,052     3.75%     -26.39%
        2001                            1.30%         432,693      15.31        6,623,958     0.07%      -9.37%
        2000                            1.30%          11,018      16.89          186,104     1.63%      11.65%
        1999                            1.30%          11,683      15.13          176,754     1.04%      -1.28%
        1998                            1.30%          15,086      15.33          231,200     1.61%      8.40%

     Smith Barney TSF - Money Market Portfolio
        2002                            1.30%          25,868      12.47          322,546     1.31%      -0.04%
        2001                            1.30%          37,571      12.47          468,668     0.21%       2.38%
        2000                            1.30%           1,148      12.18           13,987     2.38%       4.65%
        1999                            1.30%          11,647      11.64          135,599     3.65%       3.36%
        1998                            1.30%          10,146      11.26          114,284     4.98%       3.72%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                Contract                                           Investment
                                 Expense                Unit         Contract        Income      Total
                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                --------   -------   ----------   --------------   ----------   ---------
     Smith Barney Variable Account Funds - The Income and Growth Portfolio
        2000 ................     1.30%    261,552      33.61         8,791,882       1.46%       12.26%
        1999 ................     1.30%    357,206      29.94        10,695,809       1.80%       -4.28%
        1998 ................     1.30%    432,626      31.28        13,533,914       2.64%       11.44%
     Smith Barney Variable Account Funds - The Reserve Account Portfolio
        2000 ................     1.30%      2,589      14.38            37,242       7.94%        3.68%
        1999 ................     1.30%      3,074      13.87            42,651       0.00%        2.05%
        1998 ................     1.30%      4,151      13.60            56,435       3.49%       -2.18%
     Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
        2000 ................     1.30%     27,043      16.75           452,887       3.60%        3.35%
        1999 ................     1.30%     46,456      16.20           752,785       0.33%        1.22%
        1998 ................     1.30%     60,495      16.01           968,454       6.96%       -1.08%
                                                                   ------------

     2002 Reserves for annuity contracts in payout phase: ......         74,923
                                                                   ------------
     2002 Contract owners' equity ..............................   $198,848,699
                                                                   ============

     2001 Reserves for annuity contracts in payout phase: ......        124,444
                                                                   ------------
     2001 Contract owners' equity ..............................   $ 33,802,859
                                                                   ============

     2000 Reserves for annuity contracts in payout phase: ......        167,611
                                                                   ------------
     2000 Contract owners' equity ..............................   $ 10,097,920
                                                                   ============

     1999 Reserves for annuity contracts in payout phase: ......        177,284
                                                                   ------------
     1999 Contract owners' equity ..............................   $ 12,465,084
                                                                   ============

     1998 Reserves for annuity contracts in payout phase: ......        215,727
                                                                   ------------
     1998 Contract owners' equity ..............................   $ 15,626,086
                                                                   ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================





                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:


                           Nationwide Variable Account-4:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year ended
                               December 31, 2002.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.

                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

                    (2)  Not Applicable

                    (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

                    (4) The form of the variable annuity contract - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

                    (5) Variable Annuity Application - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

                    (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (1933 Act File No. 2-75059) and hereby incorporated by reference.

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9) Opinion of Counsel - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable


                    (13) Performance Advertising Calculation Schedule - Attached
                         hereto.

Item 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director

               The business address of the Directors and Officers of the Depositor is:

               One Nationwide Plaza
               Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries



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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.       NUMBER OF CONTRACT OWNERS


               The number of Qualified and Non-Qualified contract owners as of February 14, 2003 was 1,240 and 1,354 respectively.


Item 28.       INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.       PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.


          (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

               Joseph J. Gasper, Director and Chairman of the Board
               Richard A. Karas, Director and Vice Chairman
               Duane C. Meek, President
               William G. Goslee, Senior Vice President
               Mark R. Thresher, Director, Senior Vice President and
                  Treasurer
               Kevin S. Crossett, Vice President
               Trey Rouse, Vice President
               Peter R. Salvator, Vice President
               Barbara J. Shane, Vice President-Compliance Officer
               Karen R. Tackett, Vice President
               Alan A. Todryk, Vice President-Taxation
               Carol L. Dove, Associate Vice President-Treasury Services and
                  Assistant Treasurer
               Glenn W. Soden, Associate Vice President and Secretary

               Thomas E. Barnes, Associate Vice President and Assistant
                 Secretary
               John F. Delaloye, Assistant Secretary
               Dina A. Tantra, Assistant Secretary
               Mark D. Maxwell, Assistant Secretary
               E. Gary Berndt, Assistant Treasurer
               Terry C. Smetzer, Assistant Treasurer

               The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

               One Nationwide Plaza
               Columbus, Ohio 43215


              (c)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-4:


We consent to the use of our reports for Nationwide Variable Account-4 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-62692). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.





KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Post-effective Amendment No. 8 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21st day of April, 2003.

                                                   NATIONWIDE VARIABLE ACCOUNT-4
                                   ---------------------------------------------

                                                 (Registrant)
                                                 NATIONWIDE
                                                 LIFE
                                                 INSURANCE
                                                 COMPANY
                                   ---------------------------------------------
                                                          (Depositor)


                                   ---------------------------------------------
                                                         Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed by the following persons in the capacities indicated on the 21st day of April, 2003.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
